UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09599

STATE STREET MASTER FUNDS

(Exact name of registrant as specified in charter)

P.O. Box 5501

Boston, Massachusetts 02206

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

David James, Managing Director and Managing Counsel State Street Bank and Trust Company 100 Huntington Avenue, 3rd Floor Boston, Massachusetts 02116	Timothy W. Diggins, Esq. Ropes & Gray 800 Boylston Street Boston, Massachusetts 02110-2624

Registrant’s telephone number, including area code: (617) 662-1742

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

Item 1. Shareholder Report.

Semi-Annual Report

30 June 2015

State Street Master Funds

State Street Money Market Portfolio

State Street Tax Free Money Market Portfolio

State Street U.S. Government Money Market Portfolio

State Street Treasury Money Market Portfolio

State Street Treasury Plus Money Market Portfolio

State Street Money Market Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	June 30, 2015
Certificates of Deposit	42.7%
Financial Company Commercial Paper	22.8
Treasury Repurchase Agreements	11.3
Other Notes	9.3
Government Agency Debt	3.2
Government Agency Repurchase Agreements	3.1
Other Repurchase Agreements	3.1
Asset Backed Commercial Paper	1.9
Treasury Debt	0.9
Assets in Excess of Other Liabilities	1.7
Total	100.0%

Maturity Ladder*	June 30, 2015
Overnight (1 Day)	15.9%
2-30 Days	22.5
31-60 Days	15.8
61-90 Days	17.4
Over 90 Days	26.7
Total	98.3%
Average days to maturity	35
Weighted average life	68

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See accompanying notes to financial statements.

State Street Money Market Portfolio

Schedule of Investments

June 30, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

ASSET BACKED COMMERCIAL PAPER – 1.9%
Kells Funding LLC(a)(b)	0.200%	07/14/2015	07/14/2015	$100,000,000	$99,992,778
Kells Funding LLC(a)(b)	0.200%	07/15/2015	07/15/2015	100,000,000	99,992,222
Kells Funding LLC(a)(b)	0.220%	07/22/2015	07/22/2015	92,000,000	91,988,193
Kells Funding LLC(a)(b)	0.210%	09/03/2015	09/03/2015	172,130,000	172,065,738
Kells Funding LLC(a)(b)	0.230%	09/24/2015	09/24/2015	290,000,000	289,842,514

TOTAL ASSET BACKED COMMERCIAL PAPER					753,881,445

FINANCIAL COMPANY COMMERCIAL PAPER – 22.8%
Australia & New Zealand Banking Group Ltd.(c)(d)	0.266%	07/13/2015	07/13/2015	53,000,000	53,000,000
Australia & New Zealand Banking Group Ltd.(c)(d)	0.286%	07/15/2015	10/15/2015	119,500,000	119,500,000
Australia & New Zealand Banking Group Ltd.(c)(d)	0.286%	07/15/2015	10/15/2015	119,500,000	119,500,000
Australia & New Zealand Banking Group Ltd.(c)(d)	0.295%	07/06/2015	05/04/2016	126,000,000	125,994,462
Caisse des Depots et Consignations(a)(b)	0.220%	07/31/2015	07/31/2015	325,000,000	324,940,417
Caisse des Depots et Consignations(a)(b)	0.230%	08/17/2015	08/17/2015	250,000,000	249,924,931
Commonwealth Bank of Australia(c)(d)	0.297%	07/07/2015	12/30/2015	100,000,000	100,005,257
DBS Bank Ltd.(a)(d)	0.220%	09/08/2015	09/08/2015	100,000,000	99,957,833
DBS Bank Ltd.(a)(d)	0.230%	09/10/2015	09/10/2015	150,000,000	149,931,958
DBS Bank Ltd.(a)(d)	0.240%	09/15/2015	09/15/2015	270,000,000	269,863,200
DBS Bank Ltd.(a)(d)	0.250%	09/23/2015	09/23/2015	155,000,000	154,909,583
DnB Bank ASA(a)(d)	0.240%	09/10/2015	09/10/2015	200,000,000	199,905,333
DnB Bank ASA(a)(d)	0.240%	09/21/2015	09/21/2015	100,000,000	99,945,333
DnB Bank ASA(a)(d)	0.240%	09/25/2015	09/25/2015	325,000,000	324,813,667
DnB Bank ASA(a)(d)	0.250%	10/02/2015	10/02/2015	350,000,000	349,773,958
Erste Abwicklungsanstalt(a)(d)	0.210%	07/01/2015	07/01/2015	100,000,000	100,000,000
Erste Abwicklungsanstalt(a)(d)	0.200%	07/02/2015	07/02/2015	100,000,000	99,999,445
Erste Abwicklungsanstalt(a)(d)	0.200%	08/19/2015	08/19/2015	100,000,000	99,972,778
Erste Abwicklungsanstalt(a)(d)	0.230%	09/25/2015	09/25/2015	75,000,000	74,958,792
General Electric Capital Corp.(a)	0.060%	07/01/2015	07/01/2015	120,000,000	120,000,000
General Electric Capital Corp.(c)	0.286%	07/15/2015	10/09/2015	100,000,000	100,000,000
HSBC Bank PLC(c)(d)	0.275%	07/10/2015	09/10/2015	100,000,000	100,000,000
HSBC Bank PLC(c)(d)	0.274%	07/02/2015	10/02/2015	175,000,000	175,000,000
HSBC Bank PLC(c)(d)	0.321%	09/21/2015	12/21/2015	175,000,000	175,000,000
National Australia Bank Ltd.(c)(d)	0.263%	07/08/2015	07/08/2015	260,000,000	260,000,000
National Australia Bank Ltd.(a)(d)	0.200%	09/03/2015	09/03/2015	184,000,000	183,934,578
Nederlandse Waterschapsbank NV(a)(d)	0.220%	07/27/2015	07/27/2015	92,000,000	91,985,382
Nederlandse Waterschapsbank NV(a)(d)	0.200%	09/08/2015	09/08/2015	90,000,000	89,965,500
Nordea Bank AB(a)(d)	0.210%	09/10/2015	09/10/2015	250,000,000	249,896,458
Nordea Bank AB(a)(d)	0.245%	09/23/2015	09/23/2015	350,000,000	349,799,917

See accompanying notes to financial statements.

State Street Money Market Portfolio

Schedule of Investments — (continued)

June 30, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
Nordea Bank AB(a)(d)	0.300%	10/27/2015	10/27/2015	$250,000,000	$249,754,167
NRW.Bank(a)(d)	0.085%	07/01/2015	07/01/2015	237,000,000	237,000,000
NRW.Bank(a)(d)	0.085%	07/02/2015	07/02/2015	140,000,000	139,999,670
NRW.Bank(a)(d)	0.195%	08/14/2015	08/14/2015	175,000,000	174,958,292
NRW.Bank(a)(d)	0.205%	08/26/2015	08/26/2015	200,000,000	199,936,222
Skandinaviska Enskilda Banken AB(a)(d)	0.220%	07/01/2015	07/01/2015	385,000,000	385,000,000
Skandinaviska Enskilda Banken AB(a)(d)	0.250%	07/08/2015	07/08/2015	185,000,000	184,991,007
Skandinaviska Enskilda Banken AB(a)(d)	0.270%	10/09/2015	10/09/2015	150,000,000	149,887,500
Skandinaviska Enskilda Banken AB(a)(d)	0.300%	10/16/2015	10/16/2015	200,000,000	199,821,667
Svenska Handelsbanken AB(a)(d)	0.200%	07/31/2015	07/31/2015	400,000,000	399,933,333
Swedbank AB(a)	0.250%	07/08/2015	07/08/2015	150,000,000	149,992,708
Swedbank AB(a)	0.250%	07/09/2015	07/09/2015	100,000,000	99,994,444
Swedbank AB(a)	0.240%	08/05/2015	08/05/2015	200,000,000	199,953,333
Swedbank AB(a)	0.240%	08/06/2015	08/06/2015	50,000,000	49,988,000
Swedbank AB(a)	0.250%	09/10/2015	09/10/2015	130,300,000	130,235,755
Swedbank AB(a)	0.265%	09/28/2015	09/28/2015	200,000,000	199,868,972
Swedbank AB(a)	0.250%	10/05/2015	10/05/2015	100,000,000	99,933,333
Toyota Motor Credit Corp.(c)	0.254%	07/06/2015	07/07/2015	150,000,000	150,000,000
Toyota Motor Credit Corp.(c)	0.254%	07/08/2015	07/09/2015	126,000,000	126,000,000
Westpac Banking Corp.(c)(d)	0.297%	07/27/2015	02/25/2016	71,500,000	71,500,000
Westpac Banking Corp.(c)(d)	0.297%	07/27/2015	02/26/2016	71,500,000	71,500,000
Westpac Banking Corp.(c)(d)	0.298%	07/13/2015	03/11/2016	122,000,000	122,000,000

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					8,804,727,185

CERTIFICATES OF DEPOSIT – 42.7%
Australia & New Zealand Banking Group Ltd.(a)	0.250%	10/05/2015	10/05/2015	150,000,000	150,000,000
Bank of Montreal(a)	0.085%	07/06/2015	07/06/2015	300,000,000	300,000,000
Bank of Montreal(a)	0.210%	08/05/2015	08/05/2015	300,000,000	300,000,000
Bank of Montreal(a)	0.190%	08/17/2015	08/17/2015	129,000,000	129,000,000
Bank of Montreal(a)	0.190%	08/17/2015	08/17/2015	71,000,000	71,000,000
Bank of Montreal(a)	0.230%	09/18/2015	09/18/2015	100,000,000	100,000,000
Bank of Montreal(c)	0.325%	07/20/2015	12/15/2015	325,000,000	325,000,000
Bank of Montreal(c)	0.306%	07/15/2015	01/15/2016	100,000,000	100,000,000
Bank of Nova Scotia(c)	0.254%	07/06/2015	07/06/2015	200,000,000	200,000,000
Bank of Nova Scotia(c)	0.285%	07/06/2015	11/05/2015	294,000,000	294,000,000
Bank of Nova Scotia(c)	0.334%	07/07/2015	11/06/2015	335,000,000	335,000,000
Bank of Nova Scotia(c)	0.312%	08/24/2015	11/24/2015	300,000,000	300,000,000
Bank of Nova Scotia(c)	0.285%	07/10/2015	02/05/2016	350,000,000	350,000,000
Bank of Tokyo – Mitsubishi(a)	0.260%	08/27/2015	08/27/2015	385,000,000	385,000,000
BNP Paribas(a)	0.260%	09/14/2015	09/14/2015	400,000,000	400,000,000
BNP Paribas(a)	0.270%	09/21/2015	09/21/2015	200,000,000	200,000,000

See accompanying notes to financial statements.

State Street Money Market Portfolio

Schedule of Investments — (continued)

June 30, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

CERTIFICATES OF DEPOSIT – (continued)
Canadian Imperial Bank of Commerce(a)	0.100%	07/01/2015	07/01/2015	$340,000,000	$340,000,000
Canadian Imperial Bank of Commerce(c)	0.365%	07/06/2015	12/02/2015	195,000,000	195,000,000
Canadian Imperial Bank of Commerce(c)	0.305%	07/16/2015	02/16/2016	238,000,000	238,000,000
Chase Bank USA NA(c)	0.287%	07/27/2015	10/26/2015	100,000,000	100,000,000
Chase Bank USA NA(c)	0.347%	07/21/2015	04/21/2016	202,000,000	202,000,000
Citibank NA(a)	0.160%	08/03/2015	08/03/2015	170,000,000	170,000,000
Citibank NA(a)	0.180%	09/08/2015	09/08/2015	230,000,000	230,000,000
Credit Agricole Corporate & Investment Bank(a)	0.270%	09/09/2015	09/09/2015	300,000,000	300,000,000
Credit Agricole Corporate & Investment Bank(a)	0.300%	10/01/2015	10/01/2015	400,000,000	400,000,000
ING Bank NV(a)	0.300%	07/01/2015	07/01/2015	400,000,000	400,000,000
ING Bank NV(a)	0.300%	07/02/2015	07/02/2015	400,000,000	400,000,000
ING Bank NV(a)	0.330%	10/02/2015	10/02/2015	400,000,000	400,000,000
Nordea Bank AB(a)	0.245%	09/30/2015	09/30/2015	355,000,000	355,000,000
Norinchukin Bank(a)	0.210%	07/09/2015	07/09/2015	35,000,000	34,999,922
Norinchukin Bank(a)	0.220%	07/09/2015	07/09/2015	300,000,000	300,000,000
Norinchukin Bank(a)	0.250%	09/04/2015	09/04/2015	175,000,000	175,000,000
Rabobank Nederland NV(a)	0.210%	08/17/2015	08/17/2015	104,000,000	104,000,000
Rabobank Nederland NV(c)	0.253%	07/13/2015	09/11/2015	343,000,000	343,000,000
Rabobank Nederland NV(a)	0.240%	09/18/2015	09/18/2015	340,000,000	340,000,000
Rabobank Nederland NV(a)	0.240%	10/01/2015	10/01/2015	200,000,000	200,000,000
Rabobank Nederland NV(a)	0.260%	10/08/2015	10/08/2015	200,000,000	200,000,000
Royal Bank of Canada(c)	0.276%	07/29/2015	08/28/2015	120,000,000	120,000,000
Royal Bank of Canada(c)	0.285%	07/10/2015	09/10/2015	180,000,000	180,000,000
Royal Bank of Canada(c)	0.337%	07/20/2015	05/20/2016	125,000,000	125,000,000
Skandinaviska Enskilda Banken AB(a)	0.300%	10/23/2015	10/23/2015	200,000,000	200,000,000
Societe Generale(a)	0.220%	08/10/2015	08/10/2015	250,000,000	250,000,000
Sumitomo Mitsui Banking Corp.(a)	0.130%	07/01/2015	07/01/2015	475,000,000	475,000,000
Sumitomo Mitsui Banking Corp.(a)	0.250%	07/20/2015	07/20/2015	200,000,000	200,000,000
Sumitomo Mitsui Banking Corp.(a)	0.260%	09/04/2015	09/04/2015	200,000,000	200,000,000
Sumitomo Mitsui Banking Corp.(a)	0.260%	09/08/2015	09/08/2015	150,000,000	150,000,000
Sumitomo Mitsui Banking Corp.(a)	0.280%	09/21/2015	09/21/2015	325,000,000	324,996,302
Svenska Handelsbanken AB(a)	0.230%	07/09/2015	07/09/2015	125,000,000	125,000,139
Svenska Handelsbanken AB(a)	0.215%	07/31/2015	07/31/2015	300,000,000	300,001,249
Svenska Handelsbanken AB(a)	0.205%	08/25/2015	08/25/2015	200,000,000	200,001,527
Svenska Handelsbanken AB(a)	0.210%	09/02/2015	09/02/2015	200,000,000	200,001,749
Toronto Dominion Bank(a)	0.200%	07/09/2015	07/09/2015	230,000,000	230,000,000
Toronto Dominion Bank(c)	0.257%	07/20/2015	07/20/2015	250,000,000	250,000,000
Toronto Dominion Bank(c)	0.257%	07/21/2015	07/21/2015	183,000,000	183,000,000
Toronto Dominion Bank(c)	0.294%	08/24/2015	08/24/2015	289,000,000	289,000,000

See accompanying notes to financial statements.

State Street Money Market Portfolio

Schedule of Investments — (continued)

June 30, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

CERTIFICATES OF DEPOSIT – (continued)
Toronto Dominion Bank(c)	0.335%	07/16/2015	03/16/2016	$188,000,000	$188,000,000
Toronto-Dominion Bank(c)	0.337%	07/27/2015	05/26/2016	175,000,000	175,000,000
UBS AG(a)	0.250%	07/31/2015	07/31/2015	300,000,000	300,000,000
UBS AG(a)	0.300%	07/31/2015	07/31/2015	835,000,000	835,000,000
UBS AG(a)	0.280%	08/31/2015	08/31/2015	250,000,000	250,000,000
Wells Fargo Bank NA(c)	0.294%	07/07/2015	07/07/2015	300,000,000	300,000,000
Wells Fargo Bank NA(c)	0.296%	07/14/2015	07/14/2015	458,000,000	458,000,000
Wells Fargo Bank NA(c)	0.293%	07/09/2015	01/11/2016	215,000,000	215,000,000
Wells Fargo Bank NA(c)	0.328%	09/14/2015	03/03/2016	275,000,000	275,000,000
Westpac Banking Corp.(c)	0.307%	07/27/2015	04/25/2016	139,000,000	139,000,000

TOTAL CERTIFICATES OF DEPOSIT					16,503,000,888

OTHER NOTES – 9.3%
Bank of America NA(a)	0.260%	07/06/2015	07/06/2015	234,000,000	234,000,000
Bank of America NA(a)	0.280%	10/05/2015	10/05/2015	119,000,000	119,000,000
Bank of America NA(a)	0.280%	10/06/2015	10/06/2015	195,000,000	195,000,000
Bank of America NA(a)	0.280%	10/08/2015	10/08/2015	98,000,000	98,000,000
Bank of America NA(a)	0.280%	10/09/2015	10/09/2015	95,000,000	95,000,000
Bank of America NA(a)	0.280%	10/14/2015	10/14/2015	97,000,000	97,000,000
Credit Agricole Corporate and Investment Bank(a)	0.060%	07/01/2015	07/01/2015	350,000,000	350,000,000
JPMorgan Chase Bank NA(c)	0.439%	09/08/2015	07/06/2016	260,000,000	260,000,000
JPMorgan Chase Bank NA(c)	0.436%	07/22/2015	07/22/2016	175,000,000	175,000,000
Lloyds Bank PLC(a)	0.060%	07/01/2015	07/01/2015	946,689,000	946,689,000
Royal Bank of Canada(c)	0.506%	09/16/2015	12/16/2015	152,000,000	152,139,212
Royal Bank of Canada(b)(c)	0.361%	07/07/2015	07/06/2016	155,000,000	155,000,000
Svenska Handelsbanken(a)	0.040%	07/01/2015	07/01/2015	150,000,000	150,000,000
Svenska Handelsbanken AB(b)(c)	0.356%	07/27/2015	12/24/2015	180,000,000	180,000,000
Wells Fargo Bank NA(c)	0.372%	09/10/2015	07/08/2016	155,000,000	155,000,000
Wells Fargo Bank NA(c)	0.387%	07/20/2015	07/19/2016	227,000,000	227,000,000

TOTAL OTHER NOTES					3,588,828,212

GOVERNMENT AGENCY DEBT – 3.2%
Federal Home Loan Bank(a)	0.025%	07/08/2015	07/08/2015	37,450,000	37,449,818
Federal Home Loan Bank(a)	0.038%	07/17/2015	07/17/2015	100,000,000	99,998,311
Federal Home Loan Bank(a)	0.030%	07/22/2015	07/22/2015	517,000,000	516,990,953
Federal Home Loan Bank(a)	0.051%	08/03/2015	08/03/2015	252,000,000	251,988,450
Federal Home Loan Bank(a)	0.051%	08/05/2015	08/05/2015	50,500,000	50,497,545
Federal Home Loan Bank(a)	0.051%	08/07/2015	08/07/2015	51,000,000	50,997,379
Federal Home Loan Bank(a)	0.051%	08/12/2015	08/12/2015	240,000,000	239,986,000

TOTAL GOVERNMENT AGENCY DEBT					1,247,908,456

See accompanying notes to financial statements.

State Street Money Market Portfolio

Schedule of Investments — (continued)

June 30, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

TREASURY DEBT – 0.9%
U.S. Treasury Bill(a)	0.003%	07/23/2015	07/23/2015	$328,000,000	$328,000,000
U.S. Treasury Bill(a)	0.003%	07/23/2015	07/23/2015	19,300,000	19,299,971

TOTAL TREASURY DEBT					347,299,971

GOVERNMENT AGENCY REPURCHASE AGREEMENTS – 3.1%
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/26/2015 (collateralized by Government National Mortgage Associations, 2.000% – 6.000% due 04/20/2030 – 05/20/2045, and U.S. Treasury Notes, 0.250% – 4.875% due 09/15/2015 – 04/30/2017, valued at $204,000,000); expected proceeds $200,006,111	0.110%	07/06/2015	07/06/2015	200,000,000	200,000,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/30/2015 (collateralized by Federal National Mortgage Associations, 2.000% – 9.500% due 09/01/2017 – 01/01/2049, valued at $415,140,000); expected proceeds $407,001,357	0.120%	07/01/2015	07/01/2015	407,000,000	407,000,000
Agreement with Credit Agricole Corporate and Investment Bank and The Bank of New York Mellon (Tri-Party), dated 06/30/2015 (collateralized by Federal National Mortgage Associations, 2.500% – 6.000% due 10/01/2020 – 12/01/2044, U.S. Treasury Bills, 0.000% due 07/23/2015 – 04/28/2016, U.S. Treasury Bonds 2.500% – 4.375% due 05/15/2040 – 02/15/2045, and U.S. Treasury Notes, 0.250% – 4.625% due 11/30/2015 – 04/30/2021, valued at $61,200,004); expected proceeds $60,000,167	0.100%	07/01/2015	07/01/2015	60,000,000	60,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 06/26/2015 (collateralized by Federal National Mortgage Associations, 3.000% – 4.500% due 06/01/2029 – 06/01/2045, valued at $127,500,001); expected proceeds $125,103,125	0.330%	07/01/2015	09/24/2015	125,000,000	125,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 06/29/2015 (collateralized by Government National Mortgage Associations, 3.000% – 5.000% due 07/15/2039 – 06/20/2045, valued at $127,500,000); expected proceeds $125,002,431	0.100%	07/06/2015	07/06/2015	125,000,000	125,000,000

See accompanying notes to financial statements.

State Street Money Market Portfolio

Schedule of Investments — (continued)

June 30, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
Agreement with Morgan Stanley and Co., Inc. and The Bank of New York Mellon (Tri-Party), dated 06/30/2015 (collateralized by Federal National Mortgage Associations, 1.000% – 6.500% due 09/20/2017 – 03/01/2045, Government National Mortgage Associations, 2.500% – 9.500% due 06/20/2016 – 06/20/2045, and a U.S. Treasury Note, 0.375% due 05/31/2016, valued at $282,640,980); expected proceeds $277,099,693	0.090%	07/01/2015	07/01/2015	$277,099,000	$277,099,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					1,194,099,000

TREASURY REPURCHASE AGREEMENTS – 11.3%
Agreement with Federal Reserve Bank of New York and The Bank of New York Mellon (Tri-Party), dated 06/25/2015 (collateralized by U.S. Treasury Notes, 2.000% – 3.500% due 05/15/2020 – 02/15/2022, valued at $2,500,029,261); expected proceeds $2,500,034,028	0.070%	07/02/2015	07/02/2015	2,500,000,000	2,500,000,000
Agreement with Federal Reserve Bank of New York and The Bank of New York Mellon (Tri-Party), dated 06/30/2015 (collateralized by U.S. Treasury Bonds, 3.750% – 4.375% due 05/15/2040 – 08/15/2041, and a U.S. Treasury Note, 2.125% due 08/15/2021, valued at $1,860,002,639); expected proceeds $1,860,002,583	0.050%	07/01/2015	07/01/2015	1,860,000,000	1,860,000,000
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/30/2015 (collateralized by a U.S. Treasury Strip, 0.000% due 02/15/2024, valued at $22,019,760); expected proceeds $21,588,066	0.110%	07/01/2015	07/01/2015	21,588,000	21,588,000

TOTAL TREASURY REPURCHASE AGREEMENTS					4,381,588,000

OTHER REPURCHASE AGREEMENTS – 3.1%
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/26/2015 (collateralized by various Corporate Bonds, 0.431% – 10.500% due 11/15/2015 – 05/30/2044, and a U.S. Treasury Note, 0.875% due 12/31/2016 valued at $122,080,905); expected proceeds $110,145,750	0.530%	07/01/2015	09/24/2015	110,000,000	110,000,000

See accompanying notes to financial statements.

State Street Money Market Portfolio

Schedule of Investments — (continued)

June 30, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

OTHER REPURCHASE AGREEMENTS – (continued)
Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party), dated 06/30/2015 (collateralized by various Corporate Bonds, 0.000% – 14.750% due 07/15/2015 – 09/01/2066, and a Government National Mortgage Association, 4.500% due 11/20/2044 valued at $490,014,398); expected proceeds $450,191,250	0.450%	07/01/2015	08/03/2015	$450,000,000	$450,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 06/05/2015 (collateralized by various Common Stocks valued at $334,800,042); expected proceeds $310,399,642	0.390%	07/01/2015	10/02/2015	310,000,000	310,000,000
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/05/2015 (collateralized by various Corporate Bonds, 0.304% – 10.375% due 07/17/2015 – 05/15/2045 valued at $336,969,451); expected proceeds $320,405,129	0.383%	07/06/2015	10/02/2015	320,000,000	320,000,000

TOTAL OTHER REPURCHASE AGREEMENTS					1,190,000,000

TOTAL INVESTMENTS(e)(f) – 98.3%					38,011,333,157
Assets in Excess of Other Liabilities – 1.7%					657,502,739

NET ASSETS – 100.0%					$38,668,835,896

(a)	Rate represents annualized yield at date of purchase

(b)

Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended (“1933 Act”) or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $1,663,746,793 or 4.3% of net assets as of June 30, 2015.

(c)	Variable Rate Security – Interest rate shown is rate in effect as of June 30, 2015.

(d)

Rule 144A, Section 4(2) or other security, which is restricted to resale to institutional investors. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $6,803,895,292 or 17.6% of net assets as of June 30, 2015.

(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures (Note 2).

(f)	Also represents the cost for federal tax purposes

See accompanying notes to financial statements.

State Street Tax Free Money Market Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	June 30, 2015
Housing	18.1%
Cash/Money Market Fund	15.3
Health	13.7
General Obligations	13.4
Education	7.9
Transportation	7.4
Power	5.5
Pollution	5.3
Utilities	4.8
Development	2.6
Water	1.9
Industrial Revenue/Pollution Control Revenue	1.9
Airport	1.5
Stadium	0.7
Liabilities in Excess of Other Assets	(0.0)**
Total	100.0%

Maturity Ladder*	June 30, 2015
Overnight (1 Day)	3.6%
2-30 Days	81.1
31-60 Days	0.0
61-90 Days	0.0
Over 90 Days	15.3
Total	100.0%
Average days to maturity	6
Weighted average life	6

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

**	Amount represents less than 0.05% of net assets.

See accompanying notes to financial statements.

State Street Tax Free Money Market Portfolio

Schedule of Investments

June 30, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

VARIABLE RATE DEMAND NOTES – 84.7%
California – 5.6%
California Infrastructure & Economic Development Bank, Revenue Bonds, Pacific Gas & Electric Co., LOC: Sumitomo Mitsui Banking(a)	0.030%	07/01/2015	07/01/2015	$2,000,000	$2,000,000
East Bay Municipal Utility District, System Revenue Bonds, Series A-2, RMKT 01/12/11, SPA: Barclays Bank PLC(a)	0.050%	07/07/2015	07/07/2015	2,630,000	2,630,000
Lancaster Redevelopment Agency, Multi Family Housing Revenue Bonds, 20th Street Apartments Project, Series C, LIQ: FNMA(a)	0.070%	07/07/2015	07/07/2015	1,000,000	1,000,000
San Francisco City & County Airports Commission, Revenue Bonds, Second Series 36-A, RMKT 06/02/09, LOC: U.S. Bank N.A.(a)	0.060%	07/07/2015	07/07/2015	3,000,000	3,000,000
State of California, GO Unlimited, Series A, LOC: Royal Bank of Canada(a)	0.040%	07/07/2015	07/07/2015	2,500,000	2,500,000

					11,130,000

Colorado – 4.6%
Colorado Housing & Finance Authority, Revenue Bonds, Multi Family, Class I A-1, SPA: FHLB(a)	0.070%	07/07/2015	07/07/2015	5,445,000	5,445,000
Southern Ute Indian Tribe of Southern Ute Indian Reservation, Revenue Bonds(a)	0.090%	07/07/2015	07/07/2015	3,700,000	3,700,000

					9,145,000

Connecticut – 6.7%
Connecticut Housing Finance Authority, Revenue Bonds, Mortgage Finance Program, Subseries B-6, SPA: Bank of Tokyo-Mitsubishi UFJ(a)	0.070%	07/07/2015	07/07/2015	3,000,000	3,000,000
Connecticut Housing Finance Authority, Revenue Bonds, Subseries E-3, INS: Government Authority, SPA: Bank of Tokyo-Mitsubishi UFJ(a)	0.070%	07/07/2015	07/07/2015	4,750,000	4,750,000
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Yale University, Series U-2(a)	0.050%	07/07/2015	07/07/2015	5,480,000	5,480,000

					13,230,000

Delaware – 3.5%
Delaware River & Bay Authority, Revenue Bonds, LOC: TD Bank N.A.(a)	0.060%	07/07/2015	07/07/2015	6,900,000	6,900,000

Florida – 1.2%
JEA Electric System, Revenue Bonds, Series 3-A, SPA: Royal Bank of Canada(a)	0.060%	07/07/2015	07/07/2015	2,415,000	2,415,000

See accompanying notes to financial statements.

State Street Tax Free Money Market Portfolio

Schedule of Investments — (continued)

June 30, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

VARIABLE RATE DEMAND NOTES – (continued)
Indiana – 5.5%
City of Indianapolis, Revenue Bonds, Lakeside Pointe and Fox Club, LIQ: FNMA(a)	0.070%	07/07/2015	07/07/2015	$1,900,000	$1,900,000
Indiana Finance Authority, Hospital Revenue Bonds, Indiana University Health, Series C, LOC: Northern Trust Company(a)	0.050%	07/07/2015	07/07/2015	8,945,000	8,945,000

					10,845,000

Maryland – 2.5%
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System, Class A, LOC: Wachovia Bank N.A.(a)	0.070%	07/07/2015	07/07/2015	3,545,000	3,545,000
Maryland State Stadium Authority Lease, Revenue Bonds, Football Stadium, SPA: Sumitomo Mitsui Banking(a)	0.060%	07/07/2015	07/07/2015	1,420,000	1,420,000

					4,965,000

Massachusetts – 4.0%
Massachusetts Bay Transportation Authority, Revenue Bonds, Senior Series A-1, SPA: JP Morgan Chase Bank(a)	0.060%	07/07/2015	07/07/2015	7,900,000	7,900,000

Michigan – 1.5%
Michigan State University, Revenue Bonds, Series A, SPA: JP Morgan Chase Bank(a)	0.070%	07/07/2015	07/07/2015	3,000,000	3,000,000

New Hampshire – 1.7%
New Hampshire Health & Education Facilities Authority, Revenue Bonds, Dartmouth College, SPA: JP Morgan Chase Bank(a)	0.060%	07/07/2015	07/07/2015	3,375,000	3,375,000

New York – 5.5%
New York City Transitional Finance Authority, Revenue Bonds, New York City Recovery, Series 3, Subseries 3-F, SPA: Royal Bank of Canada(a)	0.030%	07/01/2015	07/01/2015	2,500,000	2,500,000
New York City Transitional Finance Authority, Revenue Bonds, New York City Recovery, Series 3, Subseries 3-H, SPA: Royal Bank of Canada(a)	0.020%	07/01/2015	07/01/2015	2,685,000	2,685,000
New York State Dormitory Authority, Revenue Bonds, Cornell University, Series A, SPA: JP Morgan Chase Bank(a)	0.070%	07/07/2015	07/07/2015	1,900,000	1,900,000
New York State Dormitory Authority, Revenue Bonds, Rockefeller University, Series B, SPA: U.S. Bank N.A.(a)	0.050%	07/07/2015	07/07/2015	1,300,000	1,300,000

See accompanying notes to financial statements.

State Street Tax Free Money Market Portfolio

Schedule of Investments — (continued)

June 30, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

VARIABLE RATE DEMAND NOTES – (continued)
New York – (continued)
New York State Dormitory Authority, Revenue Bonds, Royal, Series A, RMKT 03/17/08, LIQ: FNMA(a)	0.040%	07/07/2015	07/07/2015	$2,500,000	$2,500,000

					10,885,000

North Carolina – 13.7%
Charlotte COPs, Convention Facility Project, Series B, SPA: Wachovia Bank N.A.(a)	0.090%	07/07/2015	07/07/2015	2,250,000	2,250,000
County of Guilford, GO Unlimited, Series B, SPA: Wells Fargo Bank N.A.(a)	0.080%	07/07/2015	07/07/2015	7,820,000	7,820,000
County of Wake, GO Unlimited, Series B, SPA: Wells Fargo Bank N.A.(a)	0.050%	07/07/2015	07/07/2015	3,100,000	3,100,000
County of Wake, GO Unlimited, Series C, SPA: Wells Fargo Bank N.A.(a)	0.050%	07/07/2015	07/07/2015	3,000,000	3,000,000
County of Wake, GO Unlimited, Series C, SPA: Wells Fargo Bank N.A.(a)	0.050%	07/07/2015	07/07/2015	4,100,000	4,100,000
North Carolina Medical Care Commission & Health Care facilities, Revenue Bonds, Novant Health Group, Series A, SPA: JP Morgan Chase Bank N.A.(a)	0.230%	07/07/2015	07/07/2015	7,000,000	7,000,000

					27,270,000

Ohio – 3.8%
Ohio Air Quality Development Authority, Revenue Bonds, Ohio Valley Electric Corp., Series B, LOC: Bank of Nova Scotia(a)	0.080%	07/07/2015	07/07/2015	7,500,000	7,500,000

Oregon – 4.3%
State of Oregon, GO Unlimited, Veterans Welfare Bonds, Series 84, SPA: Bank of Tokyo-Mitsubishi UFJ(a)	0.060%	07/07/2015	07/07/2015	7,600,000	7,600,000
State of Oregon, GO Unlimited, Veterans Welfare Bonds, Series 90-B, SPA: Bank of Tokyo-Mitsubishi UFJ(a)	0.070%	07/07/2015	07/07/2015	920,000	920,000

					8,520,000

Pennsylvania – 1.9%
City of Philadelphia Water & Wastewater, Revenue Bonds, Series B, RMKT 09/10/08, LOC: TD Bank N.A.(a)	0.060%	07/07/2015	07/07/2015	3,765,000	3,765,000

Rhode Island – 3.3%
Rhode Island Health & Educational Building Corp., Revenue Bonds, Bryant University, LOC: TD Bank N.A.(a)	0.070%	07/07/2015	07/07/2015	6,460,000	6,460,000

See accompanying notes to financial statements.

State Street Tax Free Money Market Portfolio

Schedule of Investments — (continued)

June 30, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

VARIABLE RATE DEMAND NOTES – (continued)
South Carolina – 2.5%
City of North Charleston, Tax Increment Revenue Bonds, Charleston Naval Complex, SPA: Bank of America N.A.(a)	0.110%	07/07/2015	07/07/2015	$5,055,000	$5,055,000

Tennessee – 4.5%
County of Shelby, GO Unlimited, Series B, SPA: Bank of New York Mellon(a)	0.060%	07/07/2015	07/07/2015	9,000,000	9,000,000

Utah – 1.6%
County of Utah UT, Revenue Bonds, Series B, IHC Health Services, Inc.,(a)	0.070%	07/07/2015	07/07/2015	3,100,000	3,100,000

Washington – 0.8%
Washington State Housing Finance Commission, Revenue Bonds, INS: FHLMC, LOC: Bank of America N.A.(a)	0.070%	07/07/2015	07/07/2015	1,600,000	1,600,000

West Virginia – 1.5%
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Appalachian Power Corp., Series B, LOC: Sumitomo Mitsui Banking(a)	0.070%	07/07/2015	07/07/2015	3,000,000	3,000,000

Wisconsin – 1.0%
University of Wisconsin Hospitals & Clinics Authority Revenue Bonds, Series B, INS: Government Authority(a)	0.050%	07/07/2015	07/07/2015	2,045,000	2,045,000

Wyoming – 3.5%
Sweetwater County Wyoming Revenue Bonds, Pacificorp Projects, Series A, RMKT 03/25/13, LOC: Bank of Nova Scotia(a)	0.070%	07/07/2015	07/07/2015	7,035,000	7,035,000

TOTAL VARIABLE RATE DEMAND NOTES					168,140,000

				Shares
INVESTMENT COMPANY – 15.3%
Dreyfus Tax Exempt Cash Management Fund Investor Shares 0.01%(b)(c)				30,424,069	30,424,069

TOTAL INVESTMENTS(d)(e) – 100.0%					198,564,069
Liabilities in Excess of Other Assets – (0.0)%(f)					(73,819)

NET ASSETS – 100.0%					$198,490,250

(a)	Variable Rate Security – Interest rate shown is rate in effect as of June 30, 2015.

(b)	Value determined based on Level 1 inputs established by provisions surrounding fair value measurements and disclosures

(c)	The rate shown is the annualized seven-day yield at period end.

(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures (Note 2).

See accompanying notes to financial statements.

State Street Tax Free Money Market Portfolio

Schedule of Investments — (continued)

June 30, 2015 (Unaudited)

(e)	Also represents the cost for federal tax purposes

(f)	Amount represents less than 0.05% of net assets

Acronym	Name
COP	Certificates of Participation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation
INS	Insured
LIQ	Liquidity Agreement
LOC	Letter of Credit
PLC	Public Limited Company
RMKT	Remarketable
SPA	Standby Purchase Agreement
UFJ	United Financial of Japan

See accompanying notes to financial statements.

State Street U.S. Government Money Market Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	June 30, 2015
Government Agency Debt	60.2%
Treasury Repurchase Agreements	32.1
Treasury Debt	3.2
Assets in Excess of Other Liabilities	4.5
Total	100.0%

Maturity Ladder*	June 30, 2015
Overnight (1 Day)	10.1%
2-30 Days	31.8
31-60 Days	16.1
61-90 Days	25.7
Over 90 Days	11.8
Total	95.5%
Average days to maturity	33
Weighted average life	55

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See accompanying notes to financial statements.

State Street U.S. Government Money Market Portfolio

Schedule of Investments

June 30, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

GOVERNMENT AGENCY DEBT – 60.2%
Federal Farm Credit Bank(a)	0.030%	07/21/2015	07/21/2015	$11,000,000	$10,999,817
Federal Farm Credit Bank(a)	0.030%	07/24/2015	07/24/2015	33,000,000	32,999,368
Federal Farm Credit Bank(a)	0.030%	07/27/2015	07/27/2015	16,000,000	15,999,653
Federal Farm Credit Bank(a)	0.020%	07/29/2015	07/29/2015	15,000,000	14,999,767
Federal Farm Credit Bank(a)	0.082%	09/04/2015	09/04/2015	43,000,000	42,993,789
Federal Farm Credit Bank(b)	0.153%	07/09/2015	12/09/2015	55,000,000	55,000,000
Federal Farm Credit Bank(b)	0.155%	07/06/2015	01/05/2016	70,000,000	70,000,000
Federal Farm Credit Bank(b)	0.158%	07/13/2015	01/11/2016	73,000,000	73,000,000
Federal Farm Credit Bank(b)	0.145%	07/20/2015	02/18/2016	86,000,000	85,995,172
Federal Home Loan Bank(a)	0.072%	07/01/2015	07/01/2015	75,000,000	75,000,000
Federal Home Loan Bank(a)	0.085%	07/06/2015	07/06/2015	60,451,000	60,450,286
Federal Home Loan Bank(a)	0.086%	07/15/2015	07/15/2015	85,000,000	84,997,190
Federal Home Loan Bank(a)	0.085%	07/22/2015	07/22/2015	115,000,000	114,994,365
Federal Home Loan Bank(a)	0.101%	07/22/2015	07/22/2015	42,000,000	41,997,550
Federal Home Loan Bank(a)	0.084%	07/24/2015	07/24/2015	132,600,000	132,592,969
Federal Home Loan Bank(a)	0.083%	07/29/2015	07/29/2015	290,000,000	289,981,504
Federal Home Loan Bank(a)	0.090%	07/31/2015	07/31/2015	250,000,000	249,981,667
Federal Home Loan Bank(a)	0.051%	08/12/2015	08/12/2015	37,000,000	36,997,842
Federal Home Loan Bank(a)	0.099%	08/12/2015	08/12/2015	90,000,000	89,989,815
Federal Home Loan Bank(a)	0.107%	08/12/2015	08/12/2015	57,000,000	56,993,018
Federal Home Loan Bank(a)	0.100%	08/14/2015	08/14/2015	81,750,000	81,740,208
Federal Home Loan Bank(a)	0.102%	08/14/2015	08/14/2015	168,250,000	168,229,436
Federal Home Loan Bank(a)	0.097%	08/19/2015	08/19/2015	255,000,000	254,967,027
Federal Home Loan Bank(a)	0.095%	08/21/2015	08/21/2015	150,000,000	149,980,237
Federal Home Loan Bank(a)	0.070%	08/28/2015	08/28/2015	175,000,000	174,980,546
Federal Home Loan Bank(a)	0.097%	09/01/2015	09/01/2015	41,000,000	40,993,292
Federal Home Loan Bank(a)	0.097%	09/02/2015	09/02/2015	41,000,000	40,993,184
Federal Home Loan Bank(a)	0.118%	09/04/2015	09/04/2015	207,500,000	207,489,794
Federal Home Loan Bank(a)	0.092%	09/08/2015	09/08/2015	100,000,000	99,982,750
Federal Home Loan Bank(a)	0.092%	09/09/2015	09/09/2015	300,000,000	299,947,500
Federal Home Loan Bank(a)	0.095%	09/11/2015	09/11/2015	185,000,000	184,965,590
Federal Home Loan Bank(a)	0.094%	09/16/2015	09/16/2015	351,000,000	350,930,931
Federal Home Loan Bank(a)	0.092%	09/18/2015	09/18/2015	250,000,000	249,950,625
Federal Home Loan Bank(a)	0.089%	09/23/2015	09/23/2015	50,000,000	49,989,850
Federal Home Loan Bank(b)	0.136%	07/15/2015	10/15/2015	185,000,000	185,000,000
Federal Home Loan Bank(b)	0.167%	07/27/2015	01/25/2016	114,000,000	114,000,000
Federal Home Loan Bank(b)	0.137%	07/24/2015	06/24/2016	235,000,000	235,000,000
Federal Home Loan Mortgage Corp.(b)	0.175%	07/17/2015	07/17/2015	143,000,000	143,001,390
Federal Home Loan Mortgage Corp.(a)	0.081%	07/20/2015	07/20/2015	32,000,000	31,998,649
Federal Home Loan Mortgage Corp.(a)	0.107%	08/05/2015	08/05/2015	136,000,000	135,986,117
Federal Home Loan Mortgage Corp.(a)	0.072%	08/14/2015	08/14/2015	11,800,000	11,798,990

See accompanying notes to financial statements.

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

June 30, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

GOVERNMENT AGENCY DEBT – (continued)
Federal Home Loan Mortgage Corp.(a)	0.077%	08/14/2015	08/14/2015	$25,750,000	$25,747,640
Federal Home Loan Mortgage Corp.(a)	0.117%	08/25/2015	08/25/2015	134,000,000	133,976,457
Federal Home Loan Mortgage Corp.(a)	0.082%	09/08/2015	09/08/2015	260,000,000	259,960,133
Federal Home Loan Mortgage Corp.(a)	0.061%	09/14/2015	09/14/2015	225,000,000	224,971,875
Federal Home Loan Mortgage Corp.(a)	0.058%	09/16/2015	09/16/2015	470,728,000	470,670,610
Federal Home Loan Mortgage Corp.(a)	0.077%	09/28/2015	09/28/2015	11,000,000	10,997,960
Federal Home Loan Mortgage Corp.(a)	0.102%	10/02/2015	10/02/2015	127,750,000	127,716,998
Federal National Mortgage Assoc.(a)	0.081%	07/15/2015	07/15/2015	41,000,000	40,998,724
Federal National Mortgage Assoc.(a)	0.072%	08/12/2015	08/12/2015	25,000,000	24,997,958
Federal National Mortgage Assoc.(a)	0.075%	08/17/2015	08/17/2015	48,000,000	47,995,363
Federal National Mortgage Assoc.(a)	0.112%	08/17/2015	08/17/2015	198,650,000	198,621,472
Federal National Mortgage Assoc.(a)	0.117%	08/20/2015	08/20/2015	125,000,000	124,980,035
Federal National Mortgage Assoc.(a)	0.077%	09/02/2015	09/02/2015	22,265,000	22,262,078
Federal National Mortgage Assoc.(a)	0.133%	09/02/2015	09/02/2015	135,000,000	134,969,288
Federal National Mortgage Assoc.(a)	0.133%	09/14/2015	09/14/2015	125,000,000	124,966,146
Federal National Mortgage Assoc.(a)	0.059%	09/16/2015	09/16/2015	11,000,000	10,998,647
Federal National Mortgage Assoc.(a)	0.082%	09/18/2015	09/18/2015	295,000,000	294,948,211
Federal National Mortgage Assoc.(b)	0.178%	07/21/2015	10/21/2015	17,700,000	17,701,171
Federal National Mortgage Assoc.(a)	0.117%	11/02/2015	11/02/2015	178,500,000	178,429,294

TOTAL GOVERNMENT AGENCY DEBT					7,323,799,948

TREASURY DEBT – 3.2%
U.S. Treasury Bill(a)	0.000%	07/23/2015	07/23/2015	105,000,000	105,000,000
U.S. Treasury Bill(a)	0.003%	07/23/2015	07/23/2015	6,000,000	5,999,991
U.S. Treasury Note(b)	0.060%	07/01/2015	01/31/2016	143,000,000	142,979,585
U.S. Treasury Note(b)	0.084%	07/01/2015	04/30/2016	36,350,000	36,350,460
U.S. Treasury Note(b)	0.068%	07/01/2015	10/31/2016	34,000,000	33,973,769
U.S. Treasury Note(b)	0.094%	07/01/2015	04/30/2017	59,000,000	58,998,820

TOTAL TREASURY DEBT					383,302,625

TREASURY REPURCHASE AGREEMENTS – 32.1%
Agreement with Federal Reserve Bank of New York and The Bank of New York Mellon (Tri-Party), dated 06/25/2015 (collateralized by U.S. Treasury Bonds, 3.750% – 4.375% due 05/15/2040 – 08/15/2041, and U.S. Treasury Notes, 1.000% – 3.500% due 10/31/2018 – 02/15/2022, valued at $2,750,032,109); expected proceeds $2,750,037,431	0.070%	07/02/2015	07/02/2015	2,750,000,000	2,750,000,000

See accompanying notes to financial statements.

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

June 30, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with Federal Reserve Bank of New York and The Bank of New York Mellon (Tri-Party), dated 06/29/2015 (collateralized by a U.S. Treasury Note, 2.000% due 02/15/2022, valued at $400,001,650); expected proceeds $400,001,556	0.070%	07/01/2015	07/01/2015	$400,000,000	$400,000,000
Agreement with Federal Reserve Bank of New York and The Bank of New York Mellon (Tri-Party), dated 06/30/2015 (collateralized by U.S. Treasury Bonds, 3.750% – 4.750% due 02/15/2041 – 08/15/2041, valued at $760,001,114); expected proceeds $760,001,056	0.050%	07/01/2015	07/01/2015	760,000,000	760,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					3,910,000,000

TOTAL INVESTMENTS(c)(d) – 95.5%					11,617,102,573
Assets in Excess of Other Liabilities – 4.5%					550,069,864

NET ASSETS – 100.0%					$12,167,172,437

(a)	Rate represents annualized yield at date of purchase

(b)	Variable Rate Security – Interest rate shown is rate in effect as of June 30, 2015.

(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures (Note 2).

(d)	Also represents the cost for federal tax purposes

See accompanying notes to financial statements.

State Street Treasury Money Market Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	June 30, 2015
Treasury Debt	109.4%
Liabilities in Excess of Other Assets	(9.4)
Total	100.0%

Maturity Ladder*	June 30, 2015
Overnight (1 Day)	0.0%
2-30 Days	78.9
31-60 Days	15.9
61-90 Days	11.6
Over 90 Days	3.0
Total	109.4%
Average days to maturity	27
Weighted average life	36

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See accompanying notes to financial statements.

State Street Treasury Money Market Portfolio

Schedule of Investments

June 30, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

TREASURY DEBT – 109.4%
U.S. Treasury Bill(a)	0.000%	07/02/2015	07/02/2015	$100,000,000	$100,000,000
U.S. Treasury Bill(a)	0.003%	07/02/2015	07/02/2015	122,188,000	122,187,991
U.S. Treasury Bill(a)	0.005%	07/02/2015	07/02/2015	200,000,000	199,999,972
U.S. Treasury Bill(a)	0.010%	07/02/2015	07/02/2015	264,460,000	264,459,927
U.S. Treasury Bill(a)	0.013%	07/02/2015	07/02/2015	250,000,000	249,999,913
U.S. Treasury Bill(a)	0.000%	07/09/2015	07/09/2015	125,000,000	125,000,000
U.S. Treasury Bill(a)	0.008%	07/09/2015	07/09/2015	405,000,000	404,999,325
U.S. Treasury Bill(a)	0.010%	07/09/2015	07/09/2015	869,000,000	868,998,069
U.S. Treasury Bill(a)	0.020%	07/09/2015	07/09/2015	350,000,000	349,998,444
U.S. Treasury Bill(a)	0.000%	07/16/2015	07/16/2015	1,653,000,000	1,653,000,000
U.S. Treasury Bill(a)	0.022%	07/16/2015	07/16/2015	400,000,000	399,996,250
U.S. Treasury Bill(a)	0.000%	07/23/2015	07/23/2015	1,469,699,000	1,469,699,000
U.S. Treasury Bill(a)	0.001%	07/23/2015	07/23/2015	130,000,000	129,999,921
U.S. Treasury Bill(a)	0.005%	07/23/2015	07/23/2015	100,000,000	99,999,694
U.S. Treasury Bill(a)	0.010%	07/23/2015	07/23/2015	150,000,000	149,999,083
U.S. Treasury Bill(a)	0.025%	07/23/2015	07/23/2015	400,000,000	399,993,889
U.S. Treasury Bill(a)	0.000%	07/30/2015	07/30/2015	130,000,000	130,000,000
U.S. Treasury Bill(a)	0.005%	07/30/2015	07/30/2015	100,000,000	99,999,597
U.S. Treasury Bill(a)	0.005%	07/30/2015	07/30/2015	224,000,000	223,999,129
U.S. Treasury Bill(a)	0.005%	07/30/2015	07/30/2015	500,000,000	499,998,056
U.S. Treasury Bill(a)	0.006%	07/30/2015	07/30/2015	149,000,000	148,999,305
U.S. Treasury Bill(a)	0.010%	07/30/2015	07/30/2015	124,000,000	123,999,036
U.S. Treasury Bill(a)	0.020%	07/30/2015	07/30/2015	213,500,000	213,496,560
U.S. Treasury Bill(a)	0.010%	08/06/2015	08/06/2015	80,000,000	79,999,200
U.S. Treasury Bill(a)	0.017%	08/06/2015	08/06/2015	400,000,000	399,993,000
U.S. Treasury Bill(a)	0.022%	08/13/2015	08/13/2015	350,000,000	349,990,594
U.S. Treasury Bill(a)	0.017%	08/20/2015	08/20/2015	400,000,000	399,990,278
U.S. Treasury Bill(a)	0.020%	08/27/2015	08/27/2015	263,000,000	262,991,672
U.S. Treasury Bill(a)	0.022%	08/27/2015	08/27/2015	62,000,000	61,997,791
U.S. Treasury Bill(a)	0.012%	09/03/2015	09/03/2015	260,000,000	259,994,222
U.S. Treasury Bill(a)	0.018%	09/10/2015	09/10/2015	350,000,000	349,987,920
U.S. Treasury Bill(a)	0.005%	09/17/2015	09/17/2015	100,000,000	99,998,917
U.S. Treasury Bill(a)	0.013%	09/17/2015	09/17/2015	108,400,000	108,397,064
U.S. Treasury Bill(a)	0.015%	09/17/2015	09/17/2015	241,600,000	241,592,148
U.S. Treasury Bill(a)	0.145%	09/17/2015	09/17/2015	50,000,000	49,984,292
U.S. Treasury Note(b)	0.060%	07/01/2015	01/31/2016	193,000,000	192,972,977
U.S. Treasury Note(b)	0.068%	07/01/2015	10/31/2016	30,000,000	29,976,855
U.S. Treasury Note(b)	0.084%	07/01/2015	04/30/2016	27,000,000	27,000,342
U.S. Treasury Note(b)	0.094%	07/01/2015	04/30/2017	59,000,000	58,998,820
U.S. Treasury Note(a)	0.005%	07/31/2015	07/31/2015	134,000,000	134,193,774

See accompanying notes to financial statements.

State Street Treasury Money Market Portfolio

Schedule of Investments — (continued)

June 30, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

TREASURY DEBT – (continued)
U.S. Treasury Note(a)	0.010%	08/31/2015	08/31/2015	$130,000,000	$130,078,602

TOTAL TREASURY DEBT					11,666,961,629

TOTAL INVESTMENTS(c)(d) – 109.4%					11,666,961,629
Liabilities in Excess of Assets – (9.4)%					(999,128,234)

NET ASSETS – 100.0%					$10,667,833,395

(a)	Rate represents annualized yield at date of purchase

(b)	Variable Rate Security – Interest rate shown is rate in effect as of June 30, 2015

(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures (Note 2).

(d)	Also represents the cost for federal tax purposes

See accompanying notes to financial statements.

State Street Treasury Plus Money Market Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	June 30, 2014
Treasury Debt	50.2%
Treasury Repurchase Agreements	48.4
Other Assets in Excess of Liabilities	1.4
Total	100.0%

Maturity Ladder*	June 30, 2014
Overnight (1 Day)	48.4%
2-30 Days	34.6
31-60 Days	6.4
61-90 Days	5.6
Over 90 Days	3.6
Total	98.6%
Average days to maturity	12
Weighted average life	22

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See accompanying notes to financial statements.

State Street Treasury Plus Money Market Portfolio

Schedule of Investments

June 30, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

TREASURY DEBT – 50.2%
U.S. Treasury Bill(a)	0.000%	07/02/2015	07/02/2015	$37,000,000	$37,000,000
U.S. Treasury Bill(a)	0.012%	07/02/2015	07/02/2015	50,000,000	49,999,983
U.S. Treasury Bill(a)	0.031%	07/02/2015	07/02/2015	18,000,000	17,999,984
U.S. Treasury Bill(a)	0.033%	07/02/2015	07/02/2015	17,000,000	16,999,985
U.S. Treasury Bill(a)	0.008%	07/09/2015	07/09/2015	20,000,000	19,999,967
U.S. Treasury Bill(a)	0.010%	07/09/2015	07/09/2015	130,000,000	129,999,711
U.S. Treasury Bill(a)	0.000%	07/16/2015	07/16/2015	170,000,000	170,000,000
U.S. Treasury Bill(a)	0.022%	07/16/2015	07/16/2015	25,000,000	24,999,766
U.S. Treasury Bill(a)	0.000%	07/23/2015	07/23/2015	65,000,000	65,000,000
U.S. Treasury Bill(a)	0.025%	07/23/2015	07/23/2015	25,000,000	24,999,618
U.S. Treasury Bill(a)	0.010%	07/30/2015	07/30/2015	101,000,000	100,999,545
U.S. Treasury Bill(a)	0.020%	07/30/2015	07/30/2015	24,000,000	23,999,613
U.S. Treasury Bill(a)	0.017%	08/06/2015	08/06/2015	25,000,000	24,999,562
U.S. Treasury Bill(a)	0.022%	08/13/2015	08/13/2015	25,000,000	24,999,328
U.S. Treasury Bill(a)	0.017%	08/20/2015	08/20/2015	25,000,000	24,999,392
U.S. Treasury Bill(a)	0.017%	09/10/2015	09/10/2015	25,000,000	24,999,137
U.S. Treasury Bill(a)	0.005%	09/17/2015	09/17/2015	50,000,000	49,999,458
U.S. Treasury Bill(a)	0.013%	09/17/2015	09/17/2015	8,000,000	7,999,783
U.S. Treasury Bill(a)	0.015%	09/17/2015	09/17/2015	17,000,000	16,999,448
U.S. Treasury Bill(a)	0.145%	09/17/2015	09/17/2015	9,000,000	8,997,173
U.S. Treasury Note(a)	0.005%	07/31/2015	07/31/2015	50,000,000	50,072,304
U.S. Treasury Note(b)	0.060%	07/01/2015	01/31/2016	47,500,000	47,493,356
U.S. Treasury Note(b)	0.084%	07/01/2015	04/30/2016	8,000,000	8,000,101
U.S. Treasury Note(b)	0.068%	07/01/2015	10/31/2016	7,000,000	6,994,600
U.S. Treasury Note(b)	0.094%	07/01/2015	04/30/2017	7,430,000	7,429,851

TOTAL TREASURY DEBT					985,981,665

TREASURY REPURCHASE AGREEMENTS – 48.4%
Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 06/30/2015 (collateralized by a U.S. Treasury Bond, 9.250% due 02/15/2016, U.S. Treasury Notes, 0.250% – 3.625% due 02/29/2016 – 05/31/2020, and U.S. Treasury Strips, 0.000% due 08/15/2015 – 08/15/2024, valued at $52,020,001); expected proceeds $51,000,128	0.090%	07/01/2015	07/01/2015	51,000,000	51,000,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/30/2015 (collateralized by a U.S. Treasury Note, 2.125% due 02/29/2016, valued at $51,000,006); expected proceeds $50,000,139	0.100%	07/01/2015	07/01/2015	50,000,000	50,000,000

See accompanying notes to financial statements.

State Street Treasury Plus Money Market Portfolio

Schedule of Investments — (continued)

June 30, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with Credit Agricole Corporate and Investment Bank and The Bank of New York Mellon (Tri-Party), dated 06/30/2015 (collateralized by U.S. Treasury Bills, 0.000% due 07/23/2015 – 04/28/2016, U.S. Treasury Bonds, 2.750% – 6.875% due 08/15/2023 – 11/15/2042, U.S. Treasury Inflation Index Notes, 0.125% – 2.375% due 04/15/2016 – 07/15/2023, and U.S. Treasury Notes, 0.375% – 2.250% due 10/31/2016 – 05/15/2023, valued at $319,260,063); expected proceeds $313,000,869	0.100%	07/01/2015	07/01/2015	$313,000,000	$313,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 06/30/2015 (collateralized by a U.S. Treasury Bill, 0.000% due 09/03/2015, and a U.S. Treasury Note, 1.000% due 09/30/2019, valued at $51,000,018); expected proceeds $50,000,028	0.020%	07/01/2015	07/01/2015	50,000,000	50,000,000
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/30/2015 (collateralized by a U.S. Treasury Bill, 0.000% due 06/23/2016, and a U.S. Treasury Note, 1.500% due 12/31/2018, valued at $53,040,046); expected proceeds $52,000,159	0.110%	07/01/2015	07/01/2015	52,000,000	52,000,000
Agreement with Societe Generale, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/30/2015 (collateralized by a U.S. Treasury Bond, 3.750% due 11/15/2043, and a U.S. Treasury Note, 1.750% due 04/30/2022, valued at $51,000,018); expected proceeds $50,000,194	0.140%	07/01/2015	07/01/2015	50,000,000	50,000,000
Agreement with TD Securities (USA) LLC and The Bank of New York Mellon (Tri-Party), dated 06/30/2015 (collateralized by U.S. Treasury Bills, 0.000% due 07/02/2015 – 10/22/2015, U.S. Treasury Bonds, 2.750% – 9.875% due 11/15/2015 – 02/15/2044, and U.S. Treasury Notes, 0.250% – 3.625% due 09/30/2015 – 08/15/2024, valued at $392,700,914); expected proceeds $385,000,856	0.080%	07/01/2015	07/01/2015	385,000,000	385,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					951,000,000

TOTAL INVESTMENTS(c)(d) – 98.6%					1,936,981,665
Other Assets in Excess of Liabilities – 1.4%					28,076,076

NET ASSETS – 100.0%					$1,965,057,741

(a)	Rate represents annualized yield at date of purchase

(b)	Variable Rate Security – Interest rate shown is rate in effect at June 30, 2015.

(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures (Note 2).

(d)	Also represents the cost for federal tax purposes

See accompanying notes to financial statements.

State Street Master Funds

Statements of Assets and Liabilities

June 30, 2015 (Unaudited)

	Money Market Portfolio	Tax Free Money Market Portfolio	U.S. Government Money Market Portfolio	Treasury Money Market Portfolio	Treasury Plus Money Market Portfolio
Assets
Investments at value and amortized cost (Note 2)	$31,245,646,157	$198,564,069	$7,707,102,573	$11,666,961,629	$985,981,665
Repurchase Agreements, at value and cost (Note 2)	6,765,687,000	–	3,910,000,000	–	951,000,000

Total investments	38,011,333,157	198,564,069	11,617,102,573	11,666,961,629	1,936,981,665
Cash	659,509,481	–	552,353,900	–	129,124,498
Interest receivable	5,588,306	13,475	151,083	1,177,168	375,305
Prepaid expenses and other assets	558	179	17,881	260	149

Total assets	38,676,431,502	198,577,723	12,169,625,437	11,668,139,057	2,066,481,617
Liabilities
Investment securities purchased	–	–	–	996,995,525	100,999,545
Due to custodian	–	–	–	1,135,056	–
Management fee payable (Note 3)	4,887,791	28,208	1,543,701	1,382,592	226,281
Administration and custody fees payable (Note 3)	2,650,506	18,940	861,525	731,093	142,650
Professional fees payable	23,283	25,252	22,698	26,668	25,470
Trustee’s fees payable (Note 4)	2,994	–	–	8,718	1,311
Accrued expenses and other liabilities	31,032	15,073	25,076	26,010	28,619

Total liabilities	7,595,606	87,473	2,453,000	1,000,305,662	101,423,876

Net Assets	$38,668,835,896	$198,490,250	$12,167,172,437	$10,667,833,395	$1,965,057,741

See accompanying notes to financial statements.

State Street Master Funds

Statements of Operations

Six Months Ended June 30, 2015 (Unaudited)

	Money Market Portfolio	Tax Free Money Market Portfolio	U.S. Government Money Market Portfolio	Treasury Money Market Portfolio	Treasury Plus Money Market Portfolio
Investment Income
Interest	$42,020,486	$42,614	$5,386,760	$1,287,657	$479,052

Expenses
Management fees (Note 3)	9,910,129	63,143	3,224,946	2,697,830	518,788
Administration and custody fees (Note 3)	2,509,245	16,771	817,201	683,630	131,980
Trustees’ fees (Note 4)	306,753	7,451	81,210	90,201	20,046
Professional fees	73,246	28,007	40,058	41,356	30,970
Printing fees	8,008	2,573	2,573	2,573	2,573
Other expenses	97,965	27,355	55,864	58,886	44,882

Total expenses	12,905,346	145,300	4,221,852	3,574,476	749,239

Net Investment Income (Loss)	29,115,140	(102,686)	1,164,908	(2,286,819)	(270,187)

Realized Gain (Loss)
Net realized gain on investments	7,624	–	375	22,570	670

Net Increase (Decrease) in Net Assets Resulting from Operations	$29,122,764	$(102,686)	$1,165,283	$(2,264,249)	$(269,517)

See accompanying notes to financial statements.

State Street Master Funds

Statements of Changes in Net Assets

	Money Market Portfolio		Tax Free Money Market Portfolio
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$29,115,140	$50,540,397	$(102,686)	$(198,720)
Net realized gain on investments	7,624	200,540	–	–

Net increase (decrease) in net assets from operations	29,122,764	50,740,937	(102,686)	(198,720)

Capital Transactions:
Contributions	37,291,995,141	76,110,543,297	434,988,316	966,996,003
Withdrawals	(39,356,749,629)	(69,510,120,416)	(489,590,691)	(1,021,632,232)

Net increase (decrease) in net assets from capital transactions	(2,064,754,488)	6,600,422,881	(54,602,375)	(54,636,229)

Net Increase (Decrease) in Net Assets	(2,035,631,724)	6,651,163,818	(54,705,061)	(54,834,949)
Net Assets
Beginning of period	40,704,467,620	34,053,303,802	253,195,311	308,030,260

End of period	$38,668,835,896	$40,704,467,620	$198,490,250	$253,195,311

See accompanying notes to financial statements.

State Street Master Funds

Statements of Changes in Net Assets

	U.S. Government Money Market Portfolio		Treasury Money Market Portfolio
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$1,164,908	$892,563	$(2,286,819)	$(2,505,474)
Net realized gain on investments	375	13,831	22,570	130,828

Net increase (decrease) in net assets from operations	1,165,283	906,394	(2,264,249)	(2,374,646)

Capital Transactions:
Contributions	14,587,193,720	29,375,563,089	15,424,493,138	27,518,525,235
Withdrawals	(15,629,054,171)	(24,881,521,721)	(15,001,855,785)	(31,826,712,166)

Net increase (decrease) in net assets from capital transactions	(1,041,860,451)	4,494,041,368	422,637,353	(4,308,186,931)

Net Increase (Decrease) in Net Assets	(1,040,695,168)	4,494,947,762	420,373,104	(4,310,561,577)
Net Assets
Beginning of period	13,207,867,605	8,712,919,843	10,247,460,291	14,558,021,868

End of period	$12,167,172,437	$13,207,867,605	$10,667,833,395	$10,247,460,291

See accompanying notes to financial statements.

State Street Master Funds

Statements of Changes in Net Assets

	Treasury Plus Money Market Portfolio
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$(270,187)	$(507,397)
Net realized gain on investments	670	–

Net increase (decrease) in net assets from operations	(269,517)	(507,397)

Capital Transactions:
Contributions	6,634,265,102	12,046,302,272
Withdrawals	(7,434,467,815)	(12,033,281,777)

Net increase (decrease) in net assets from capital transactions	(800,202,713)	13,020,495

Net Increase (Decrease) in Net Assets	(800,472,230)	12,513,098
Net Assets
Beginning of period	2,765,529,971	2,753,016,873

End of period	$1,965,057,741	$2,765,529,971

See accompanying notes to financial statements.

State Street Master Funds

Financial Highlights

	Total Return(a)		Ratios to Average Net Assets				Net Assets End of Period (000s omitted)
Period Ended December 31,			Gross Operating Expenses	Net Operating Expenses	Net Investment Income
Money Market Portfolio
2015*	0.07%		0.07%**	0.07%**	0.15	%**	$38,668,836
2014	0.13%		0.07%	0.07%	0.13%		$40,704,468
2013	0.15%		0.06%	0.06%	0.15%		$34,053,304
2012	0.26%		0.06%	0.06%	0.25%		$27,508,762
2011	0.20%		0.07%	0.07%	0.20	%(b)	$22,780,186
2010	0.20%		0.12%	0.12%	0.20%		$26,503,826
Tax Free Money Market Portfolio
2015*	(0.04)%		0.12%**	0.12%**	(0.08	)%**	$198,490
2014	(0.07)%		0.11%	0.11%	(0.07)%		$253,195
2013	(0.03)%		0.11%	0.11%	(0.04)%		$308,030
2012	0.01%		0.11%	0.11%	0.01%		$508,521
2011	0.04%		0.11%	0.11%	0.04	%(b)	$331,194
2010	0.13%		0.13%	0.13%	0.11%		$405,328
U.S. Government Money Market Portfolio
2015*	0.01%		0.07%**	0.07%**	0.02	%**	$12,167,172
2014	0.01%		0.07%	0.07%	0.01%		$13,207,868
2013	0.03%		0.07%	0.07%	0.03%		$8,712,920
2012	0.08%		0.07%	0.07%	0.08%		$8,621,186
2011	0.04%		0.07%	0.07%	0.04	%(b)	$5,779,444
2010	0.07%		0.12%	0.12%	0.08%		$4,910,900
Treasury Money Market Portfolio
2015*	(0.02)%		0.07%**	0.07%**	(0.04	)%**	$10,667,833
2014	(0.02)%		0.07%	0.07%	(0.02)%		$10,247,460
2013	0.00	%(c)	0.07%	0.07%	0.00	%(c)	$14,558,022
2012	0.02%		0.07%	0.07%	0.02%		$12,712,060
2011	(0.09)%		0.07%	0.07%	(0.03	)%(b)	$12,094,364
2010	0.01%		0.12%	0.12%	0.01%		$3,656,739
Treasury Plus Money Market Portfolio
2015*	0.02%		0.07%**	0.07%**	(0.03	)%**	$1,965,058
2014	(0.02)%		0.07%	0.07%	(0.02)%		$2,765,530
2013	0.00	%(c)	0.07%	0.07%	0.00	%(c)	$2,753,017
2012	0.06%		0.08%	0.08%	0.06%		$2,298,541
2011	0.00	%(c)	0.08%	0.08%	(0.01	)%(b)	$1,361,158
2010	0.03%		0.12%	0.12%	0.03%		$933,748

(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.

(b)	Results reflect the effect of expense waivers. Without these waivers, net investment income would have been lower.

(c)	Amount is less than 0.005%.

*	For the six months ended June 30, 2015 (Unaudited).

**	Annualized.

See accompanying notes to financial statements.

State Street Master Funds

Notes to Financial Statements

June 30, 2015 (Unaudited)

1.	Organization

The State Street Master Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises ten investment portfolios: State Street Equity 500 Index Portfolio, State Street Equity 400 Index Portfolio, State Street Equity 2000 Index Portfolio, State Street Aggregate Bond Index Portfolio, State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street Limited Duration Bond Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio and State Street Treasury Plus Money Market Portfolio. At June 30, 2015, the following Portfolios were operational: State Street Equity 500 Index Portfolio, State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio and State Street Treasury Plus Money Market Portfolio. Information presented in these financial statements pertains only to State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio and State Street Treasury Plus Money Market Portfolio (the “Portfolios”). The Portfolios commenced operations as follows:

Portfolio Name	Commencement Date
State Street Money Market Portfolio	August 12, 2004
State Street Tax Free Money Market Portfolio	February 7, 2007
State Street U.S. Government Money Market Portfolio	October 17, 2007
State Street Treasury Money Market Portfolio	October 25, 2007
State Street Treasury Plus Money Market Portfolio	October 24, 2007

The Portfolios are authorized to issue an unlimited number of non-transferable beneficial interests.

The Portfolios’ investment objectives are as follows:

Portfolio Name	Investment Objective
State Street Money Market Portfolio	To seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value by investing in U.S. dollar denominated money market securities.
State Street Tax Free Money Market Portfolio	To seek to maximize current income, exempt from federal income taxes, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value.
State Street U.S. Government Money Market Portfolio	To seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value.
State Street Treasury Money Market Portfolio	To seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share net asset value.

State Street Master Funds

Notes to Financial Statements — (continued)

June 30, 2015 (Unaudited)

Portfolio Name	Investment Objective
State Street Treasury Plus Money Market Portfolio	To seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share net asset value.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred.

Recent Regulatory Action

On July 23, 2014, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to the governing rules for money market funds. The amendments require that, following a two-year implementation timeframe, institutional prime and institutional tax exempt money market funds adopt a floating net asset value. The rule changes also allow for certain liquidity-based redemption fees and gate, and include enhanced requirements for disclosure and stress testing. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Portfolios’ financial statements and accompanying notes.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles generally accepted in the United States of America (“U.S. GAAP”) which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolios are investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services Investment Companies (“ASC 946”).

Security valuation – As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities of the Portfolios are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day. Each Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees (the “Board”). The Board has adopted procedures concerning securities valuation, under which an Oversight Committee makes determinations as to whether market quotations are not readily available or do not otherwise accurately reflect the fair value of the security. The Oversight Committee, or a subgroup thereof, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general

State Street Master Funds

Notes to Financial Statements — (continued)

June 30, 2015 (Unaudited)

supervision of the Oversight Committee. The Oversight Committee will assist in overseeing the comparison of amortized cost to market-based value. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

The Portfolios adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.

Various inputs are used in determining the value of Portfolios’ investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The Portfolios value its assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Investments that are fair valued by the Committee are categorized as Level 2 or 3 depending on the characteristics of inputs and market activity.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Portfolios had no transfers between levels for the period ended June 30, 2015.

State Street Master Funds

Notes to Financial Statements — (continued)

June 30, 2015 (Unaudited)

The following is a summary of the inputs used, as of June 30, 2015, in valuing the Portfolios’ assets carried at fair value:

	Investments in Securities
Valuation Inputs	State Street Money Market Portfolio	State Street Tax Free Money Market Portfolio	State Street U.S. Government Money Market Portfolio	State Street Treasury Money Market Portfolio	State Street Treasury Plus Money Market Portfolio
Level 1 – Quoted Prices	$–	$30,424,069	$–	$–	$–
Level 2 – Other Significant Observable Inputs	38,011,333,157	168,140,000	11,617,102,573	11,666,961,629	1,936,981,665
Level 3 – Significant Unobservable Inputs	–	–	–	–	–
Total Investments	$38,011,333,157	$198,564,069	$11,617,102,573	$11,666,961,629	$1,936,981,665

Investment transactions and income recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Interest income is recorded daily on an accrual basis and includes amortization of premium and accretion of discount on investments. Premium is amortized and discount is accreted using the straight line method. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method.

Expenses – Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolios.

Federal income taxes – The Portfolios are not required to pay federal income taxes on their net investment income and net capital gains because they are treated as partnerships for federal income tax purposes. All interest, gains and losses of the Portfolios are deemed to have been “passed through” to the Portfolios’ partners in proportion to their holdings in the respective Portfolio, regardless of whether such items have been distributed by the Portfolios. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolios have reviewed the tax positions for open years as of December 31, 2014, and have determined they did not have a liability for any unrecognized tax expenses. The Portfolios’ federal tax returns are subject to examination by the Portfolios’ major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts. The Portfolios recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations.

At June 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Repurchase agreements – A portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to a Portfolio to repurchase the securities at a mutually agreed upon price and time which, in the case of the Portfolios’ transactions, is generally within seven days. The total amount received by a Portfolio on repurchase is calculated to exceed the price paid by the Portfolio, reflecting

State Street Master Funds

Notes to Financial Statements — (continued)

June 30, 2015 (Unaudited)

an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The value of the underlying securities, at the time of purchase and each subsequent business day, is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The use of repurchase agreements involves certain risks. Upon an event of default under the Master Repurchase Agreement, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) a Portfolio will seek to dispose of such securities; this action could involve costs or delays. In addition, the proceeds of any such disposition may be less than the amount a Portfolio is owed under the repurchase agreement. A Portfolio may enter into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”).

3.	Related Party Fees

The Trust has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolios in accordance with their investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, each Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.

Effective June 1, 2015, SSGA FM serves as Administrator and State Street serves as Sub-Administrator. A fee is paid by each Portfolio for the administration, sub-administration, custody and transfer agency services SSGA FM and State Street provide. The annual fee is accrued daily and payable monthly at the following fee rate:

Asset Levels	Annual percentage of average aggregate daily net assets
First $400 million	0.03%
Next $15 billion	0.02%
Thereafter	0.01%
Minimum annual fee per Portfolio	$150,000

The minimum fee will be calculated by multiplying the minimum per fund fee by the number of Master and stand-alone funds to arrive at the total minimum fee. The greater of the asset based fee or the minimum fee will be charged to the Master and stand-alone funds. SSGA FM and State Street each receive a portion of the fee. The fee paid by the Portfolios was not changed as a result of the Administrator and Sub-Administrator appointments on June 1, 2015. Prior to June 1, 2015, State Street served as Administrator.

4.	Trustees’ Fees

Independent Trustees are compensated on a calendar year basis. Any Trustee who is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust does not receive compensation from the Trust for his or her service as a Trustee.

State Street Master Funds

Notes to Financial Statements — (continued)

June 30, 2015 (Unaudited)

Each Independent Trustee receives for his or her services to the State Street Master Funds, State Street Institutional Investment Trust and SSGA Funds, a $141,500 annual base retainer in addition to $18,000 for each in-person meeting and $2,000 for each telephonic meeting from the Trust. The Co-Chairmen receive an additional $44,000 annual retainer. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance. The Trust will bear a pro rata allocation based on the Trust’s average monthly assets. As of the date of this Statement, the Trustees were not paid pension or retirement benefits as part of the Trust’s expenses.

The Trust’s officers are compensated by the Adviser and its affiliates.

5.	Recent Accounting Pronouncement

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions and enhances the required disclosures for repurchase agreements, reverse repurchase agreements and other similar transactions accounted for as secured borrowings, including securities lending. Management is evaluating the impact, if any, of this standard on the Portfolios’ financial statement disclosures, which would first be effective for interim reporting periods beginning after March 15, 2015 and annual reporting periods beginning after December 15, 2014.

6.	Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events that necessitated recognition or disclosure on the Portfolios’ financial statements.

State Street Master Funds

Other Information

June 30, 2015 (Unaudited)

EXPENSE EXAMPLE

As a shareholder of a fund, you incur ongoing costs, which include costs for administrative services and to the extent applicable, distribution (12b-1) fees, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2015 to June 30, 2015.

The table below illustrates your Portfolio’s costs in two ways:

•

Based on actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in a Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return – This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2015

	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period *

Based on Actual Portfolio Return

Money Market Portfolio	$1,000.00	$1,000.00	$0.35

Tax Free Money Market Portfolio	$1,000.00	$1,000.00	$0.60

U.S. Government Money Market Portfolio	$1,000.00	$1,000.00	$0.35

Treasury Money Market Portfolio	$1,000.00	$1,000.00	$0.35

Treasury Plus Money Market Portfolio	$1,000.00	$1,000.00	$0.35

State Street Master Funds

Other Information — (continued)

June 30, 2015 (Unaudited)

	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period *

Based on Hypothetical (5% return before expenses)

Money Market Portfolio	$1,000.00	$1,024.45	$0.35

Tax Free Money Market Portfolio	$1,000.00	$1,024.20	$0.60

U.S. Government Money Market Portfolio	$1,000.00	$1,024.45	$0.35

Treasury Money Market Portfolio	$1,000.00	$1,024.45	$0.35

Treasury Plus Money Market Portfolio	$1,000.00	$1,024.45	$0.35

*	The calculations are based on expenses incurred in the most recent six month period of the Portfolios. Each Portfolio’s annualized expense ratio for the six months ended June 30, 2015 was as follows:

Money Market Portfolio	0.07%
Tax Free Money Market Portfolio	0.12%
U.S. Government Money Market Portfolio	0.07%
Treasury Money Market Portfolio	0.07%
Treasury Plus Money Market Portfolio	0.07%

The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (the most recent six month period).

Proxy Voting Policies and Procedures and Record

Information regarding the Trust’s proxy voting policies and procedures, as well as information regarding how the Trust voted proxies, if any, during the most recent 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-877-521-4083 (toll-free).

State Street Master Funds

Other Information — (continued)

June 30, 2015 (Unaudited)

Advisory Agreement Renewal

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF

INVESTMENT ADVISORY AGREEMENTS1

Overview of the Contract Review Process

Under the Investment Company Act of 1940, an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.

Consistent with these requirements, the Independent Trustees on the Board of Trustees (the “Board”) of the State Street Master Funds and State Street Institutional Investment Trust (each a “Trust” and together, the “Trusts”), met in Executive Sessions on April 12-13, 2015 and May 18-19, 2015 to consider a proposal to approve, with respect to each portfolio series of the each Trust (each, a “Fund” and collectively, the “Funds”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully.2 The Independent Trustees were separately represented by co-counsel that is independent of the Adviser in connection with their consideration of approval of the Advisory Agreements. Following the April 12-13, 2015 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 18-19, 2015 meeting. The Independent Trustees considered, among other things, the following:

Information about Performance, Expenses and Fees

•	A report prepared by an independent third-party provider of investment company data, which includes for each Fund:

•

Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2014, as applicable, to the performance of an appropriate benchmark for the Fund and a universe of other mutual funds with similar investment objectives and policies;

[1]	Over the course of more than 15 years, the Independent Trustees have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the “annual review process”). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the “special meeting”). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustee before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.

[2]	Certain Funds had either recently commenced operations or had yet to commence operations, and as such, the Advisory Agreement was not up for renewal with respect to such Funds.

State Street Master Funds

Other Information — (continued)

June 30, 2015 (Unaudited)

Advisory Agreement Renewal — (continued)

•	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider;

•	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five years, as applicable; and

•	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•

Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds, as applicable; and

•	Profitability analyses for (a) the Adviser with respect to each Fund and (b) affiliates of the Adviser that provide services to the Funds (“Affiliated Service Providers”).

Information about Portfolio Management

•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;

•

Information concerning the allocation of brokerage and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of any research through “soft dollar” benefits received in connection with the Funds’ brokerage; and

•

Information regarding the procedures and processes used to value the assets of the Funds and the assistance provided to the administrator of the Funds by the Adviser in monitoring the effectiveness of such procedures and processes.

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser and its affiliates;

•	Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolios of the Funds;

•	A copy of each Code of Ethics adopted by the Adviser, together with information relating to compliance with and the administration of such Codes;

•	A copy of the Adviser’s proxy voting policies and procedures;

•

Information concerning the resources devoted by the Adviser to overseeing compliance by the Funds and their service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Funds; and

•	A description of the business continuity and disaster recovery plans of the Adviser; and

•	Information regarding the Adviser’s risk management processes.

State Street Master Funds

Other Information — (continued)

June 30, 2015 (Unaudited)

Advisory Agreement Renewal — (continued)

Other Relevant Information

•

Information concerning the nature, quality and cost of various non-investment management services provided to the Funds by affiliates of the Adviser, including the custodian, administrator, fund accountant, transfer agent and securities lending agent of the Funds, and the role of the Adviser in managing the Funds’ relationship with these service providers;

•	Copies of the Advisory Agreements and agreements with other service providers of the Funds;

•

Draft responses to letter dated March 11, 2015 from Joseph P. Barri, LLC (co-counsel along with the law firm of Sullivan & Worcester LLP (together, “Independent Counsel”) to the Independent Trustees reviewed prior to such date by Independent Counsel, requesting specific information, from each of:

•

The Adviser, with respect to its operations relating to the Funds and its approximate profit margins before taxes from such operations for the Funds’ last fiscal year; and the relevant operations of other affiliated service providers to the Funds, together with their approximate profit margins from such relevant operations for the Funds’ last fiscal year;

•

State Street Bank and Trust Company (“State Street”), the sub-administrator, administrator, custodian, transfer agent, securities lending agent, and/or shareholder services, as applicable, for the Funds, with respect to its operations relating to the Funds; and

•

State Street Global Markets, LLC, the principal underwriter and distributor of the shares of the Funds (the “Distributor”), with respect to its operations relating to the Funds, together with the Funds’ related distribution plans and arrangements under SEC Rule 12b-1;

•

Information from the Adviser, State Street and the Distributor with respect to State Street Master Funds and State Street Institutional Investment Trust providing any material changes to the previous information supplied in response to the letter dated March 11, 2015 from Joseph P. Barri, LLC prior to the Executive Sessions of the Board on May 18-19, 2015.

•

Excerpts from the Funds’ most recent prospectuses, statements of additional information and respective annual reports for the fiscal year ended August 31, 2014 or December 31, 2014, as applicable. including (i) the latest prospectus descriptions of each Fund’s investment objectives, strategies and authorized investment techniques and investments; and (ii) the latest Annual Shareholder Report for each Fund, including Portfolio Management Discussion of Performance, as prepared by its portfolio management team, together with a graphic comparison of the performance of each Fund with its benchmark index, for its fiscal year ended August 31, 2014 or December 31, 2014, as applicable;

•	Lipper materials dated March 2015, circulated to the Independent Trustees and to Independent Counsel, with respect to the Funds for which such materials were then available; and

•	A summary of the foregoing materials prepared by Independent Counsel.

In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Funds throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by

State Street Master Funds

Other Information — (continued)

June 30, 2015 (Unaudited)

Advisory Agreement Renewal — (continued)

the portfolio managers and other investment professionals of the Adviser relating to the performance of the Funds and the investment strategies used in pursuing each Fund’s investment objective.

The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund.

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 18-19, 2015 the Board, including a majority of the Independent Trustees, voted to approve the adoption of, as applicable, and the continuation of the Advisory Agreements effective June 1, 2015, for an additional year with respect to all Funds.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory Agreements, the Board evaluated the nature, extent and quality of services provided to each Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various Funds that invest primarily in equity securities. With respect to those Funds that invest primarily in fixed-income securities, the Board considered the extensive experience and resources committed by the Adviser to the evaluation of credit, interest-rate and currency risks. With respect to those Funds that operate as money market mutual funds, the Board also considered the Adviser’s success in maintaining the constant dollar value of each Fund through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management.

The Board reviewed the compliance programs of the Adviser and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in monitoring each Fund’s securities lending activities.

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide, high quality investment management and related services for the Funds.

State Street Master Funds

Other Information — (continued)

June 30, 2015 (Unaudited)

Advisory Agreement Renewal — (continued)

Fund Performance

The Board compared each Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2014 by evaluating the performance of the Fund’s feeder fund. With respect to the money market Funds, the Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Group and Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of each operational Fund is satisfactory or better (a) by comparison to the performance of its peer group funds or (b) after considering steps taken by management to improve the performance of certain Funds.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers. As part of its review, the Board considered each Fund’s management fee and total expense ratio (both before and after giving effect to any expense caps), as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered the comparability of the fees charged and the services provided to each Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of various Funds to limit the total expenses borne by shareholders of such Funds

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of each Fund compare favorably to the fees and expenses of similar mutual funds and are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to each Fund and to all Funds as a group. The Board considered other direct and indirect benefits received by the Adviser and the Affiliated Service Providers in connection with their relationships with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Funds and other investment advisory clients, together with the ranges of profitability of each of the Affiliated Service Providers with respect to their services to the Funds.

The Board concluded that the profitability of the Adviser with respect to each of the Funds and the profitability range of each of the Affiliated Service Providers with respect to its services to the Funds, were reasonable in relation to the services provided.

State Street Master Funds

Other Information — (continued)

June 30, 2015 (Unaudited)

Advisory Agreement Renewal — (continued)

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund and all Funds as a group, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific Fund or the Funds taken as a whole. The Board concluded that, in light of the current size of each Fund and all Funds as a group, the level of profitability of the Adviser and its affiliates with respect to each Fund and all Funds as a group over various time periods, and the comparatively low management fee and expense ratio of each Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any Fund at this time.

Conclusions

In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the respective Advisory Agreement.

Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of each Fund and its respective shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

Trustees

William L. Boyan

Gregory A. Ehret

Michael F. Holland

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Sub-Administrator, Custodian and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Public Registered Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Master Funds State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206	SSITINVSAR IBG-16232

(C) 2015 State Street Corporation – All Rights Reserved

Not FDIC Insured – No Bank Guarantee – May Lose Value

Semi-Annual Report

30 June 2015

State Street Master Funds

State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio (Unaudited)

EXPENSE EXAMPLE

As a shareholder of the State Street Equity 500 Index Portfolio (the “Portfolio”), you incur (1) transaction costs, and (2) ongoing costs, including management fees, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2015 to June 30, 2015.

The table below illustrates your Portfolio’s costs in two ways:

•

Based on actual portfolio return.    This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the actual return of the Portfolio, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return.    This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Six Months Ended June 30, 2015

	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period *

Based on Actual Portfolio Return	$1,000.00	$1,012.20	$0.22

Based on Hypothetical (5% return before expenses)	$1,000.00	$1,024.57	$0.23

*	The calculations are based on expenses incurred in the most recent fiscal period of the Portfolio. The annualized expense ratio for the six months ended June 30, 2015 was 0.045%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (the most recent six month period).

1

State Street Equity 500 Index Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	June 30, 2015
Common Stocks	97.8%
Money Market Fund	2.0
U.S. Government Security	0.1
Other Assets in Excess of Liabilities	0.1
Total	100.0%

Top Five Sectors (excluding short-term investments)*	June 30, 2015
Information Technology	19.3%
Financials	16.1
Health Care	15.0
Consumer Discretionary	12.5
Industrials	10.0
Total	72.9%

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Notes to Financial Statements.

2

State Street Equity 500 Index Portfolio

Portfolio of Investments

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – 97.8%
Consumer Discretionary – 12.5%
Amazon.com, Inc.(a)	59,602	$25,872,632
AutoNation, Inc.(a)	12,469	785,298
AutoZone, Inc.(a)	4,988	3,326,497
Bed Bath & Beyond, Inc.(a)	25,130	1,733,467
Best Buy Co., Inc.	44,213	1,441,786
BorgWarner, Inc.	36,423	2,070,283
Cablevision Systems Corp. Class A	30,812	737,639
CarMax, Inc.(a)	32,197	2,131,763
Carnival Corp.	69,149	3,415,269
CBS Corp. Class B	72,993	4,051,111
Chipotle Mexican Grill, Inc.(a)	5,014	3,033,420
Coach, Inc.	45,800	1,585,138
Comcast Corp. Class A	395,665	23,795,293
D.R. Horton, Inc.	50,179	1,372,897
Darden Restaurants, Inc.	20,917	1,486,780
Delphi Automotive PLC	47,381	4,031,649
DIRECTV(a)	79,675	7,393,043
Discovery Communications, Inc. Class A(a)	21,597	718,316
Discovery Communications, Inc. Class C(a)	39,797	1,236,891
Dollar General Corp.	48,287	3,753,831
Dollar Tree, Inc.(a)	33,793	2,669,309
Expedia, Inc.	15,023	1,642,765
Family Dollar Stores, Inc.	16,865	1,329,131
Ford Motor Co.	606,560	9,104,466
Fossil Group, Inc.(a)	7,617	528,315
GameStop Corp. Class A	16,878	725,079
Gannett Co., Inc.(a)	17,126	239,593
Gap, Inc.	44,764	1,708,642
Garmin Ltd.	19,560	859,271
General Motors Co.	214,477	7,148,518
Genuine Parts Co.	24,420	2,186,323
Goodyear Tire & Rubber Co.	40,813	1,230,512
H&R Block, Inc.	45,551	1,350,587
Hanesbrands, Inc.	62,600	2,085,832
Harley-Davidson, Inc.	33,585	1,892,515
Harman International Industries, Inc.	10,405	1,237,571
Hasbro, Inc.	19,928	1,490,415
Home Depot, Inc.	206,910	22,993,908
Interpublic Group of Cos., Inc.	62,228	1,199,134
Johnson Controls, Inc.	102,206	5,062,263
Kohl’s Corp.	33,588	2,102,945
L Brands, Inc.	39,546	3,390,279
Leggett & Platt, Inc.	20,944	1,019,554
Lennar Corp. Class A	26,425	1,348,732
Lowe’s Cos., Inc.	144,712	9,691,363
Macy’s, Inc.	53,161	3,586,773
Marriott International, Inc. Class A	33,797	2,514,159
Mattel, Inc.	56,543	1,452,590
McDonald’s Corp.	149,715	14,233,405
Michael Kors Holdings, Ltd.(a)	33,686	1,417,844
Mohawk Industries, Inc.(a)	9,669	1,845,812
Netflix, Inc.(a)	9,628	6,325,018
Newell Rubbermaid, Inc.	41,451	1,704,051
News Corp. Class A(a)	86,114	1,256,403
NIKE, Inc. Class B	110,751	11,963,323
Nordstrom, Inc.	23,856	1,777,272
O’Reilly Automotive, Inc.(a)	15,320	3,462,014
Omnicom Group, Inc.	38,550	2,678,839
Priceline Group, Inc.(a)	8,108	9,335,308
PulteGroup, Inc.	47,343	953,961
PVH Corp.	12,451	1,434,355
Ralph Lauren Corp.	9,236	1,222,477
Ross Stores, Inc.	67,544	3,283,314
Royal Caribbean Cruises, Ltd.	25,100	1,975,119
Scripps Networks Interactive, Inc. Class A	15,263	997,742
Staples, Inc.	95,234	1,458,032
Starbucks Corp.	235,092	12,604,458
Starwood Hotels & Resorts Worldwide, Inc.	25,244	2,047,036
Target Corp.	99,044	8,084,962
TEGNA, Inc.	34,252	1,098,462
Tiffany & Co.	18,581	1,705,736
Time Warner Cable, Inc.	44,474	7,923,933
Time Warner, Inc.	130,780	11,431,480
TJX Cos., Inc.	109,375	7,237,344
Tractor Supply Co.	22,674	2,039,300
TripAdvisor, Inc.(a)	19,015	1,656,967
Twenty-First Century Fox, Inc. Class A	283,409	9,223,546
Under Armour, Inc. Class A(a)	25,076	2,092,341
Urban Outfitters, Inc.(a)	15,839	554,365
V.F. Corp.	53,528	3,733,043
Viacom, Inc. Class B	57,541	3,719,450
Walt Disney Co.	245,593	28,031,985
Whirlpool Corp.	12,459	2,156,030
Wyndham Worldwide Corp.	19,646	1,609,204
Wynn Resorts, Ltd.	11,859	1,170,127
Yum! Brands, Inc.	67,990	6,124,539

		367,332,144

Consumer Staples – 9.2%
Altria Group, Inc.	309,070	15,116,614
Archer-Daniels-Midland Co.	102,992	4,966,274
Brown-Forman Corp. Class B	24,161	2,420,449
Campbell Soup Co.	30,583	1,457,280
Clorox Co.	19,379	2,015,804
Coca-Cola Co.	614,722	24,115,544
Coca-Cola Enterprises, Inc.	35,313	1,533,997
Colgate-Palmolive Co.	134,579	8,802,812
ConAgra Foods, Inc.	66,051	2,887,750
Constellation Brands, Inc. Class A	27,076	3,141,357
Costco Wholesale Corp.	68,834	9,296,720
CVS Health Corp.	175,627	18,419,760
Dr. Pepper Snapple Group, Inc.	31,703	2,311,149
Estee Lauder Cos., Inc. Class A	36,263	3,142,552
General Mills, Inc.	94,522	5,266,766
Hershey Co.	23,615	2,097,720
Hormel Foods Corp.	23,349	1,316,183
J.M. Smucker Co.	14,855	1,610,431
Kellogg Co.	40,207	2,520,979
Keurig Green Mountain, Inc.	18,089	1,386,160
Kimberly-Clark Corp.	57,473	6,090,414
Kraft Foods Group, Inc.	90,751	7,726,540
Kroger Co.	76,955	5,580,007
McCormick & Co., Inc.	20,261	1,640,128

See Notes to Financial Statements.

3

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Consumer Staples – (continued)
Mead Johnson Nutrition Co.	30,568	$2,757,845
Molson Coors Brewing Co. Class B	23,509	1,641,163
Mondelez International, Inc. Class A	255,994	10,531,593
Monster Beverage Corp.(a)	23,647	3,169,171
PepsiCo, Inc.	231,738	21,630,425
Philip Morris International, Inc.	245,087	19,648,625
Procter & Gamble Co.	423,461	33,131,589
Reynolds American, Inc.	65,846	4,916,062
Sysco Corp.	93,735	3,383,833
Tyson Foods, Inc. Class A	44,691	1,905,177
Wal-Mart Stores, Inc.	248,299	17,611,848
Walgreens Boots Alliance, Inc.	137,213	11,586,266
Whole Foods Market, Inc.	55,587	2,192,351

		268,969,338

Energy – 7.7%
Anadarko Petroleum Corp.	81,044	6,326,295
Apache Corp.	60,570	3,490,649
Baker Hughes, Inc.	69,094	4,263,100
Cabot Oil & Gas Corp.	65,622	2,069,718
Cameron International Corp.(a)	30,467	1,595,557
Chesapeake Energy Corp.	78,594	877,895
Chevron Corp.	294,834	28,442,636
Cimarex Energy Co.	13,242	1,460,725
ConocoPhillips	191,303	11,747,917
CONSOL Energy, Inc.	32,173	699,441
Devon Energy Corp.	59,550	3,542,629
Diamond Offshore Drilling, Inc.	9,954	256,913
Ensco PLC Class A	32,889	732,438
EOG Resources, Inc.	86,263	7,552,326
EQT Corp.	22,243	1,809,246
Exxon Mobil Corp.	657,072	54,668,390
FMC Technologies, Inc.(a)	39,709	1,647,526
Halliburton Co.	130,167	5,606,293
Helmerich & Payne, Inc.	18,874	1,329,107
Hess Corp.	38,344	2,564,447
Kinder Morgan, Inc.	272,976	10,479,549
Marathon Oil Corp.	109,289	2,900,530
Marathon Petroleum Corp.	87,602	4,582,461
Murphy Oil Corp.	24,962	1,037,670
National Oilwell Varco, Inc.	57,941	2,797,391
Newfield Exploration Co.(a)	29,185	1,054,162
Noble Corp. PLC	37,996	584,758
Noble Energy, Inc.	62,595	2,671,555
Occidental Petroleum Corp.	121,135	9,420,669
ONEOK, Inc.	31,504	1,243,778
Phillips 66	85,692	6,903,347
Pioneer Natural Resources Co.	23,524	3,262,543
Range Resources Corp.	24,841	1,226,648
Schlumberger, Ltd.	202,072	17,416,586
Southwestern Energy Co.(a)	63,944	1,453,447
Spectra Energy Corp.	104,141	3,394,997
Tesoro Corp.	20,049	1,692,336
Transocean, Ltd.	47,690	768,763
Valero Energy Corp.	83,386	5,219,964
Williams Cos., Inc.	108,410	6,221,650

		225,016,052

Financials – 16.1%
ACE, Ltd.	52,067	5,294,173
Affiliated Managers Group, Inc.(a)	8,476	1,852,854
Aflac, Inc.	69,737	4,337,641
Allstate Corp.	63,967	4,149,539
American Express Co.	139,752	10,861,525
American International Group, Inc.	213,332	13,188,184
American Tower Corp. REIT	66,982	6,248,751
Ameriprise Financial, Inc.	29,963	3,743,278
Aon PLC	45,682	4,553,582
Apartment Investment & Management Co. Class A REIT	27,165	1,003,203
Assurant, Inc.	10,846	726,682
AvalonBay Communities, Inc. REIT	21,029	3,361,906
Bank of America Corp.	1,655,566	28,177,733
Bank of New York Mellon Corp.	171,591	7,201,674
BB&T Corp.	116,439	4,693,656
Berkshire Hathaway, Inc. Class B(a)	287,519	39,134,211
BlackRock, Inc.	20,118	6,960,426
Boston Properties, Inc. REIT	24,821	3,004,334
Capital One Financial Corp.	88,868	7,817,718
CBRE Group, Inc.(a)	42,908	1,587,596
Charles Schwab Corp.	181,489	5,925,616
Chubb Corp.	35,896	3,415,145
Cincinnati Financial Corp.	23,305	1,169,445
Citigroup, Inc.	474,493	26,210,993
CME Group, Inc.	49,092	4,568,501
Comerica, Inc.	25,917	1,330,060
Crown Castle International Corp. REIT	51,842	4,162,913
Discover Financial Services	72,977	4,204,935
E*TRADE Financial Corp.(a)	43,889	1,314,476
Equity Residential REIT	56,238	3,946,220
Essex Property Trust, Inc. REIT	9,555	2,030,437
Fifth Third Bancorp	136,554	2,843,054
Franklin Resources, Inc.	62,651	3,071,779
General Growth Properties, Inc. REIT	100,542	2,579,908
Genworth Financial, Inc. Class A(a)	71,189	538,901
Goldman Sachs Group, Inc.	63,688	13,297,417
Hartford Financial Services Group, Inc.	70,630	2,936,089
HCP, Inc. REIT	69,777	2,544,767
Health Care REIT, Inc.	55,581	3,647,781
Host Hotels & Resorts, Inc. REIT	113,659	2,253,858
Hudson City Bancorp, Inc.	66,376	655,795
Huntington Bancshares, Inc.	122,865	1,389,603
Intercontinental Exchange, Inc.	17,525	3,918,765
Invesco Ltd.	65,489	2,455,183
Iron Mountain, Inc. REIT	33,274	1,031,494
JPMorgan Chase & Co.	587,672	39,820,655
KeyCorp	128,679	1,932,759
Kimco Realty Corp. REIT	64,016	1,442,921
Legg Mason, Inc.	15,615	804,641
Leucadia National Corp.	47,809	1,160,802

See Notes to Financial Statements.

4

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Financials – (continued)
Lincoln National Corp.	40,310	$2,387,158
Loews Corp.	48,012	1,848,942
M&T Bank Corp.	21,534	2,690,243
Macerich Co. REIT	20,945	1,562,497
Marsh & McLennan Cos., Inc.	82,934	4,702,358
McGraw Hill Financial, Inc.	43,298	4,349,284
MetLife, Inc.	175,626	9,833,300
Moody’s Corp.	26,634	2,875,407
Morgan Stanley	239,155	9,276,822
NASDAQ OMX Group, Inc.	21,225	1,035,992
Navient Corp.	59,941	1,091,526
Northern Trust Corp.	35,310	2,699,803
People’s United Financial, Inc.	49,334	799,704
Plum Creek Timber Co., Inc. REIT	27,186	1,102,936
PNC Financial Services Group, Inc.	82,842	7,923,837
Principal Financial Group, Inc.	45,626	2,340,158
Progressive Corp.	85,852	2,389,261
ProLogis, Inc. REIT	80,147	2,973,454
Prudential Financial, Inc.	73,437	6,427,206
Public Storage, Inc. REIT	22,852	4,213,223
Realty Income Corp. REIT	35,500	1,575,845
Regions Financial Corp.	213,143	2,208,161
Simon Property Group, Inc. REIT	48,935	8,466,734
State Street Corp.(b)	66,647	5,131,819
SunTrust Banks, Inc.	78,882	3,393,504
T. Rowe Price Group, Inc.	41,420	3,219,577
Torchmark Corp.	19,384	1,128,536
Travelers Cos., Inc.	51,098	4,939,133
U.S. Bancorp	278,230	12,075,182
Unum Group	43,424	1,552,408
Ventas, Inc. REIT	51,003	3,166,776
Vornado Realty Trust REIT	27,746	2,633,928
Wells Fargo & Co.	735,046	41,338,987
Weyerhaeuser Co. REIT	81,681	2,572,951
XL Group PLC	48,220	1,793,784
Zions Bancorporation	31,258	991,973

		473,215,988

Health Care – 15.0%
Abbott Laboratories	233,759	11,472,892
AbbVie, Inc.	270,563	18,179,128
Aetna, Inc.	55,415	7,063,196
Agilent Technologies, Inc.	52,075	2,009,054
Alexion Pharmaceuticals, Inc.(a)	35,227	6,367,985
Allergan PLC(a)	61,526	18,670,680
AmerisourceBergen Corp.	33,552	3,567,920
Amgen, Inc.	119,991	18,421,018
Anthem, Inc.	42,119	6,913,413
Baxter International, Inc.	86,645	6,059,085
Becton Dickinson and Co.	33,504	4,745,842
Biogen, Inc.(a)	37,347	15,085,947
Boston Scientific Corp.(a)	208,377	3,688,273
Bristol-Myers Squibb Co.	261,112	17,374,392
C.R. Bard, Inc.	11,162	1,905,353
Cardinal Health, Inc.	52,424	4,385,268
Celgene Corp.(a)	125,265	14,497,545
Cerner Corp.(a)	47,263	3,263,983
CIGNA Corp.	39,511	6,400,782
DaVita HealthCare Partners, Inc.(a)	26,572	2,111,677
DENTSPLY International, Inc.	20,166	1,039,557
Edwards Lifesciences Corp.(a)	16,445	2,342,261
Eli Lilly & Co.	152,857	12,762,031
Endo International PLC(a)	31,900	2,540,835
Express Scripts Holding Co.(a)	114,747	10,205,598
Gilead Sciences, Inc.	232,946	27,273,318
HCA Holdings, Inc.(a)	46,800	4,245,696
Henry Schein, Inc.(a)	13,100	1,861,772
Hospira, Inc.(a)	28,117	2,494,259
Humana, Inc.	22,717	4,345,308
Intuitive Surgical, Inc.(a)	5,452	2,641,494
Johnson & Johnson	437,341	42,623,254
Laboratory Corp. of America Holdings(a)	16,747	2,030,071
Mallinckrodt PLC(a)	17,700	2,083,644
McKesson Corp.	36,031	8,100,129
Medtronic PLC	221,604	16,420,856
Merck & Co., Inc.	445,198	25,345,122
Mylan, Inc.(a)	64,807	4,397,803
Patterson Cos., Inc.	11,159	542,885
PerkinElmer, Inc.	16,632	875,508
Perrigo Co. PLC	22,414	4,142,780
Pfizer, Inc.	966,348	32,401,648
Quest Diagnostics, Inc.	22,158	1,606,898
Regeneron Pharmaceuticals, Inc.(a)	11,458	5,845,070
St. Jude Medical, Inc.	44,053	3,218,953
Stryker Corp.	45,595	4,357,514
Tenet Healthcare Corp.(a)	13,452	778,602
Thermo Fisher Scientific, Inc.	62,512	8,111,557
UnitedHealth Group, Inc.	148,522	18,119,684
Universal Health Services, Inc.	13,300	1,889,930
Varian Medical Systems, Inc.(a)	15,631	1,318,162
Vertex Pharmaceuticals, Inc.(a)	38,748	4,784,603
Waters Corp.(a)	14,215	1,824,922
Zimmer Holdings, Inc.	25,727	2,810,160
Zoetis, Inc.	76,228	3,675,714

		441,241,031

Industrials – 10.0%
3M Co.	99,043	15,282,335
ADT Corp.	25,056	841,130
Allegion PLC	17,437	1,048,661
American Airlines Group, Inc.	112,000	4,472,720
AMETEK, Inc.	37,101	2,032,393
Boeing Co.	102,124	14,166,641
C.H. Robinson Worldwide, Inc.	22,382	1,396,413
Caterpillar, Inc.	93,855	7,960,781
Cintas Corp.	15,222	1,287,629
CSX Corp.	155,859	5,088,796
Cummins, Inc.	26,444	3,469,188
Danaher Corp.	96,478	8,257,552
Deere & Co.	53,554	5,197,416
Delta Air Lines, Inc.	130,566	5,363,651
Dover Corp.	27,945	1,961,180
Dun & Bradstreet Corp.	6,145	749,690
Eaton Corp. PLC	76,199	5,142,671
Emerson Electric Co.	110,169	6,106,668
Equifax, Inc.	20,295	1,970,442

See Notes to Financial Statements.

5

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Industrials – (continued)
Expeditors International of Washington, Inc.	29,444	$1,357,516
Fastenal Co.	44,042	1,857,692
FedEx Corp.	41,950	7,148,280
Flowserve Corp.	23,555	1,240,406
Fluor Corp.	22,556	1,195,694
General Dynamics Corp.	48,689	6,898,744
General Electric Co.	1,586,963	42,165,607
Honeywell International, Inc.	123,603	12,603,798
Illinois Tool Works, Inc.	56,071	5,146,757
Ingersoll-Rand PLC	41,116	2,772,041
Jacobs Engineering Group, Inc.(a)	20,157	818,777
JB Hunt Transport Services, Inc.	14,500	1,190,305
Joy Global, Inc.	14,887	538,909
Kansas City Southern	16,704	1,523,405
L-3 Communications Holdings, Inc.	12,465	1,413,282
Lockheed Martin Corp.	42,749	7,947,039
Masco Corp.	54,139	1,443,887
Nielsen NV	52,275	2,340,352
Norfolk Southern Corp.	49,768	4,347,733
Northrop Grumman Corp.	31,686	5,026,350
PACCAR, Inc.	54,235	3,460,735
Pall Corp.	16,107	2,004,516
Parker-Hannifin Corp.	23,914	2,781,916
Pentair PLC	28,991	1,993,131
Pitney Bowes, Inc.	30,921	643,466
Precision Castparts Corp.	21,978	4,392,743
Quanta Services, Inc.(a)	30,293	873,044
Raytheon Co.	47,736	4,567,381
Republic Services, Inc.	41,114	1,610,435
Robert Half International, Inc.	20,374	1,130,757
Rockwell Automation, Inc.	21,779	2,714,535
Rockwell Collins, Inc.	22,300	2,059,405
Roper Technologies, Inc.	16,535	2,851,626
Ryder System, Inc.	9,755	852,294
Snap-on, Inc.	8,872	1,412,866
Southwest Airlines Co.	105,927	3,505,124
Stanley Black & Decker, Inc.	24,950	2,625,738
Stericycle, Inc.(a)	14,104	1,888,667
Textron, Inc.	44,906	2,004,155
Tyco International PLC	67,336	2,591,089
Union Pacific Corp.	140,038	13,355,424
United Parcel Service, Inc. Class B	109,455	10,607,284
United Rentals, Inc.(a)	15,200	1,331,824
United Technologies Corp.	128,827	14,290,779
W.W. Grainger, Inc.	9,412	2,227,350
Waste Management, Inc.	68,204	3,161,255
Xylem, Inc.	32,634	1,209,742

		292,919,812

Information Technology – 19.3%
Accenture PLC Class A	99,282	9,608,512
Adobe Systems, Inc.(a)	73,813	5,979,591
Akamai Technologies, Inc.(a)	27,734	1,936,388
Alliance Data Systems Corp.(a)	10,204	2,978,956
Altera Corp.	44,454	2,276,045
Amphenol Corp. Class A	49,980	2,897,341
Analog Devices, Inc.	50,818	3,261,753
Apple, Inc.	905,864	113,617,992
Applied Materials, Inc.	190,653	3,664,351
Autodesk, Inc.(a)	34,170	1,711,063
Automatic Data Processing, Inc.	76,465	6,134,787
Avago Technologies, Ltd.	38,718	5,146,784
Broadcom Corp. Class A	87,635	4,512,326
CA, Inc.	54,159	1,586,317
Cisco Systems, Inc.	803,029	22,051,176
Citrix Systems, Inc.(a)	25,678	1,801,568
Cognizant Technology Solutions Corp. Class A(a)	93,627	5,719,673
Computer Sciences Corp.	22,732	1,492,128
Corning, Inc.	203,350	4,012,095
eBay, Inc.(a)	170,458	10,268,390
Electronic Arts, Inc.(a)	50,121	3,333,046
EMC Corp.	305,674	8,066,737
Equinix, Inc. REIT	8,800	2,235,200
F5 Networks, Inc.(a)	10,559	1,270,776
Facebook, Inc. Class A(a)	331,507	28,431,698
Fidelity National Information Services, Inc.	44,886	2,773,955
First Solar, Inc.(a)	11,749	551,968
Fiserv, Inc.(a)	40,042	3,316,679
FLIR Systems, Inc.	20,339	626,848
Google, Inc. Class A(a)	45,023	24,314,221
Google, Inc. Class C(a)	44,845	23,342,271
Harris Corp.	16,098	1,238,097
Hewlett-Packard Co.	289,363	8,683,784
Intel Corp.	740,620	22,525,957
International Business Machines Corp.	143,647	23,365,621
Intuit, Inc.	42,026	4,234,960
Juniper Networks, Inc.	58,444	1,517,791
KLA-Tencor Corp.	26,573	1,493,668
Lam Research Corp.	24,281	1,975,259
Linear Technology Corp.	35,021	1,548,979
Mastercard, Inc. Class A	155,049	14,493,980
Microchip Technology, Inc.	34,006	1,612,735
Micron Technology, Inc.(a)	173,328	3,265,500
Microsoft Corp.(c)	1,270,477	56,091,560
Motorola Solutions, Inc.	33,022	1,893,481
NetApp, Inc.	49,643	1,566,733
NVIDIA Corp.	87,012	1,749,811
Oracle Corp.	507,070	20,434,921
Paychex, Inc.	49,131	2,303,261
Qorvo, Inc.(a)	23,300	1,870,291
QUALCOMM, Inc.	258,985	16,220,231
Red Hat, Inc.(a)	28,130	2,135,911
Salesforce.com, Inc.(a)	93,805	6,531,642
SanDisk Corp.	33,206	1,933,253
Seagate Technology PLC	49,776	2,364,360
Skyworks Solutions, Inc.	29,700	3,091,770
SL Green Realty Corp. REIT	15,400	1,692,306
Symantec Corp.	108,203	2,515,720
TE Connectivity, Ltd.	64,849	4,169,791
Teradata Corp.(a)	21,913	810,781
Texas Instruments, Inc.	163,806	8,437,647
Total System Services, Inc.	22,999	960,668
VeriSign, Inc.(a)	19,320	1,192,430
Visa, Inc. Class A	304,440	20,443,146
Western Digital Corp.	33,647	2,638,598
Western Union Co.	89,340	1,816,282

See Notes to Financial Statements.

6

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Information Technology – (continued)
Xerox Corp.	161,592	$1,719,339
Xilinx, Inc.	39,642	1,750,591
Yahoo!, Inc.(a)	137,637	5,407,758

		566,619,248

Materials – 3.1%
Air Products & Chemicals, Inc.	29,807	4,078,492
Airgas, Inc.	10,040	1,062,031
Alcoa, Inc.	183,889	2,050,362
Allegheny Technologies, Inc.	14,911	450,312
Avery Dennison Corp.	13,318	811,599
Ball Corp.	21,658	1,519,309
C.F. Industries Holdings, Inc.	40,030	2,573,128
Dow Chemical Co.	173,790	8,892,834
E.I. du Pont de Nemours & Co.	142,594	9,118,886
Eastman Chemical Co.	25,372	2,075,937
Ecolab, Inc.	41,565	4,699,755
FMC Corp.	22,922	1,204,551
Freeport-McMoRan, Inc.	157,964	2,941,290
International Flavors & Fragrances, Inc.	13,780	1,506,016
International Paper Co.	66,808	3,179,393
LyondellBasell Industries NV Class A	62,452	6,465,031
Martin Marietta Materials, Inc.	10,555	1,493,638
MeadWestvaco Corp.	24,943	1,177,060
Monsanto Co.	75,094	8,004,270
Mosaic Co.	47,516	2,226,125
Newmont Mining Corp.	73,573	1,718,665
Nucor Corp.	53,006	2,335,975
Owens-Illinois, Inc.(a)	22,763	522,183
PPG Industries, Inc.	42,888	4,920,111
Praxair, Inc.	45,000	5,379,750
Sealed Air Corp.	32,469	1,668,257
Sherwin-Williams Co.	13,287	3,654,191
Sigma-Aldrich Corp.	19,661	2,739,760
Vulcan Materials Co.	22,290	1,870,800
WestRock Co.(a)	13,293	809,544

		91,149,255

Telecommunication Services – 2.2%
AT&T, Inc.	816,573	29,004,673
CenturyLink, Inc.	86,173	2,531,763
Frontier Communications Corp.	143,538	710,513
Level 3 Communications, Inc.(a)	41,500	2,185,805
Verizon Communications, Inc.	639,051	29,786,167

		64,218,921

Utilities – 2.7%
AES Corp.	98,059	1,300,262
AGL Resources, Inc.	18,002	838,173
Ameren Corp.	36,056	1,358,590
American Electric Power Co., Inc.	75,043	3,975,028
CenterPoint Energy, Inc.	65,335	1,243,325
CMS Energy Corp.	42,001	1,337,312
Consolidated Edison, Inc.	47,100	2,726,148
Dominion Resources, Inc.	91,268	6,103,091
DTE Energy Co.	29,539	2,204,791
Duke Energy Corp.	110,491	7,802,874
Edison International	49,505	2,751,488
Entergy Corp.	27,000	1,903,500
Eversource Energy	51,243	2,326,945
Exelon Corp.	131,659	4,136,726
FirstEnergy Corp.	68,129	2,217,599
NextEra Energy, Inc.	69,057	6,769,658
NiSource, Inc.	47,478	2,164,522
NRG Energy, Inc.	51,498	1,178,274
Pepco Holdings, Inc.	35,659	960,653
PG&E Corp.	77,112	3,786,199
Pinnacle West Capital Corp.	18,956	1,078,407
PPL Corp.	105,756	3,116,629
Public Service Enterprise Group, Inc.	76,936	3,022,046
SCANA Corp.	23,801	1,205,521
Sempra Energy	35,624	3,524,638
Southern Co.	139,484	5,844,380
TECO Energy, Inc.	42,650	753,199
WEC Energy Group, Inc.	45,587	2,050,049
Xcel Energy, Inc.	80,800	2,600,145

		80,280,172

TOTAL COMMON STOCKS (Cost $1,395,305,844)		2,870,961,961

	Par Amount
U.S. GOVERNMENT SECURITY – 0.1%
U.S. Treasury Bill 0.01% due 07/09/2015(c)(d)(e)	$3,760,000	3,759,996

TOTAL U.S. GOVERNMENT SECURITY – 0.1% (Cost $3,759,996)		3,759,996

	Shares
MONEY MARKET FUND – 2.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11%(b)(f)	58,147,914	58,147,914

TOTAL MONEY MARKET FUND – 2.0% (Cost $58,147,914)		58,147,914

TOTAL INVESTMENTS – 99.9%(g) (Cost $1,457,213,754)		2,932,869,871
Other Assets in Excess of Liabilities – 0.1%		1,541,890

NET ASSETS – 100.0%		$2,934,411,761

(a)	Non-income producing security.

(b)	Affiliated issuer (Note 4).

(c)	All or part of this security has been designated as collateral for futures contracts.

(d)	Rate represents annualized yield at date of purchase.

(e)	Securities are valued in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs.

(f)	The rate shown is the annualized seven-day yield at period end.

(g)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 (Note 2).

See Notes to Financial Statements.

7

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

June 30, 2015 (Unaudited)

PLC	Public Limited Company
REIT	Real Estate Investment Trust

Schedule of Futures Contracts	Number of Contracts	Notional Value	Unrealized Depreciation
S&P 500 Financial Futures Contracts (long) Expiration Date 09/2015	648	$66,562,560	$(655,898)

Total unrealized depreciation on open futures contracts purchased			$(655,898)

See Notes to Financial Statements.

8

State Street Equity 500 Index Portfolio

Statement of Assets and Liabilities

June 30, 2015 (Unaudited)

Assets
Investments in unaffiliated issuers, at value (cost $1,396,714,640) (Note 2)	$2,869,590,138
Investments in non-controlled affiliated issuer, at value (cost $60,499,114) (Notes 2 and 4)	63,279,733

Total investments (cost $1,457,213,754)	2,932,869,871
Cash	233,616
Cash at broker	757,654
Receivable for investment securities sold	505,671
Dividends and interest receivable	3,279,002
Dividend receivable from non-controlled affiliates (Note 4)	26,292

Total assets	2,937,672,106

Liabilities
Investment securities purchased	1,999,918
Daily variation margin on futures contracts	656,212
Management fees payable (Note 4)	604,215

Total liabilities	3,260,345

Net Assets	$2,934,411,761

See Notes to Financial Statements.

9

State Street Equity 500 Index Portfolio

Statement of Operations

Six Months Ended June 30, 2015 (Unaudited)

Investment Income
Dividend income – unaffiliated issuers (net of foreign taxes withheld of $96,005)	$29,776,455
Dividend income – non-controlled affiliated issuer	72,507
Interest	138

Total investment income	29,849,100

Expenses
Management fees (Note 4)	658,954
Other expenses	156

Total expenses	659,110

Net Investment Income	29,189,990

Realized and Unrealized Gain (Loss)
Net realized gain on:
Investments – unaffiliated issuers	28,732,410
Futures contracts	4,237,467

Net realized gain	32,969,877

Change in net unrealized appreciation (depreciation) on:
Investments	(23,497,792)
Futures contracts	(3,037,956)

Net change in unrealized appreciation (depreciation)	(26,535,748)

Net realized and unrealized gain	6,434,129

Net Increase in Net Assets Resulting from Operations	$35,624,119

See Notes to Financial Statements.

10

State Street Equity 500 Index Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets From Operations:
Net investment income	$29,189,990	$54,845,406
Net realized gain on investments and futures contracts	32,969,877	17,844,354
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(26,535,748)	279,107,499

Net increase in net assets from operations	35,624,119	351,797,259

Capital Transactions:
Contributions	140,152,400	353,779,321
Withdrawals	(110,687,630)	(185,039,609)
In-kind redemptions (Note 6)	–	(390,808,177)

Net increase (decrease) in net assets from capital transactions	29,464,770	(222,068,465)

Net Increase in Net Assets	65,088,889	129,728,794
Net Assets
Beginning of period	2,869,322,872	2,739,594,078

End of period	$2,934,411,761	$2,869,322,872

See Notes to Financial Statements.

11

State Street Equity 500 Index Portfolio

Financial Highlights

The following table includes selected supplemental data and ratios to average net assets:

	Six Months Ended 6/30/15 (Unaudited)		Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10
Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$2,934,412		$2,869,323	$2,739,594	$2,055,241	$1,825,528	$2,098,137
Ratios to average net assets:
Expenses	0.045	%(a)	0.045%	0.045%	0.045%	0.045%	0.045%
Net investment income	1.99	%(a)	1.98%	2.05%	2.26%	2.04%	1.99%
Portfolio turnover rate(b)	1%		2%	4%	9%	15%	12%
Total return(c)	1.22%		13.62%	32.30%	15.97%	2.03%	15.08%

(a)	Annualized

(b)	The portfolio turnover rate excludes in-kind security transactions.

(c)	Results represent past performance and are not indicative of future results.

See Notes to Financial Statements.

12

State Street Equity 500 Index Portfolio

Notes to Financial Statements

June 30, 2015 (Unaudited)

1.	Organization

State Street Master Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust consists of ten investment portfolios: State Street Equity 500 Index Portfolio, State Street Equity 400 Index Portfolio, State Street Equity 2000 Index Portfolio, State Street Aggregate Bond Index Portfolio, State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street Limited Duration Bond Portfolio, State Street Treasury Money Market Portfolio, State Street Treasury Plus Money Market Portfolio and State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Equity 500 Index Portfolio (the “Portfolio”).

At June 30, 2015, the following Portfolios were operational: State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio and State Street Treasury Plus Money Market Portfolio. The Portfolios are authorized to issue an unlimited number of non-transferable beneficial interests.

The Portfolio’s investment objective is to replicate, as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Index (the “S&P 500® Index”). The Portfolio uses a passive management strategy designed to track the performance of the S&P 500® Index. The S&P 500® Index is a well-known, unmanaged, stock index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the U.S. There is no assurance that the Portfolio will achieve its objective.

The Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements:

The preparation of financial statements in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services Investment Companies (“ASC 946”).

Security valuation – The Portfolio’s investments are valued at fair value each day that the Portfolio’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Portfolio’s listing exchange is not open. Fair value is generally defined as

13

State Street Equity 500 Index Portfolio

Notes to Financial Statements — (continued)

June 30, 2015 (Unaudited)

the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to policies and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments. The members of the Committee are approved by the Board. Valuation techniques used to value the Portfolio’s investments by major category are as follows:

•

Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit. Money market funds generally value portfolio investments using the amortized cost method as set forth in Rule 2a-7 under the 1940 Act and in accordance with Fund procedures to stabilize net asset value.

•

Exchange-traded futures contracts are valued at the settlement price on the primary market on which, they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

In the event prices or quotations are not readily available or that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with valuation policies and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate the Portfolio’s net asset value and the prices used by the Portfolio’s underlying index, which in turn could result in a difference between the Portfolio’s performance and the performance of the Portfolio’s underlying index. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are categorized into a hierarchy consisting of three broad levels for financial reporting purposes. The Portfolio values its assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

14

State Street Equity 500 Index Portfolio

Notes to Financial Statements — (continued)

June 30, 2015 (Unaudited)

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Portfolio had no transfers between levels for the six months ended June 30, 2015.

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of June 30, 2015. The breakdown of the Portfolio’s investments into major categories is disclosed in its schedule of investments.

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
ASSETS: INVESTMENTS:
Common Stocks	$2,870,961,961	$–	$–	$2,870,961,961
U.S. Government Security	–	3,759,996	–	3,759,996
Money Market Fund	58,147,914	–	–	58,147,914

TOTAL INVESTMENTS	2,929,109,875	3,759,996	–	2,932,869,871
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures contracts*	(655,898)	–	–	(655,898)

TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$2,928,453,977	$3,759,996	$–	$2,932,213,973

*	Only unsettled receivable/payable for variation margin is reported within Statement of Assets and Liabilities.

15

State Street Equity 500 Index Portfolio

Notes to Financial Statements — (continued)

June 30, 2015 (Unaudited)

Securities transactions, investment income and expenses – Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily based on average daily net assets.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.

Federal income taxes – The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio has reviewed the tax positions for open years as of and during the year ended December 31, 2014, and determined it did not have a liability for any unrecognized tax expenses. The Portfolio recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2015, tax years 2011 through 2014 remain subject to examination by the Portfolio’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

At June 30, 2015, the tax cost of investments was $1,457,213,754 on a federal tax basis. The aggregate gross unrealized appreciation and gross unrealized depreciation was $1,496,707,567 and $21,051,450, respectively, resulting in net appreciation of $1,475,656,117 for all securities as computed on a federal income tax basis.

Futures – The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio, which is recorded on the Statement of Assets and Liabilities. The Portfolio recognizes a realized gain or loss when the contract is closed, which is recorded on the Statement of Operations. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the benchmark and the prices of futures contracts and the possibility of an illiquid market. To the extent permitted by the investment objective, restrictions and policies set forth in the Portfolio’s Prospectus and Statement of Additional Information, the Portfolio may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Portfolio’s use of derivatives includes futures. These instruments offer unique characteristics and risks that assist the Portfolio in meeting its investment objective. The Portfolio typically uses derivatives in two ways: cash equitization and return

16

State Street Equity 500 Index Portfolio

Notes to Financial Statements — (continued)

June 30, 2015 (Unaudited)

enhancement. Cash equitization is a technique that may be used by the Portfolio through the use of options and futures to earn “market-like” returns with the Portfolio’s excess and liquidity reserve cash balances and receivables. Return enhancement can be accomplished through the use of derivatives in the Portfolio. By purchasing certain instruments, the Portfolio may more effectively achieve the desired portfolio characteristics that assist in meeting the Portfolio’s investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

The following table, grouped into appropriate risk categories, discloses the amounts related to the Portfolio’s use of derivative instruments and hedging activities at June 30, 2015:

Liability Derivatives(1)

	Equity Contracts Risk	Total
Futures Contracts	$(655,898)	$(655,898)

Transactions in derivative instruments during the six months ended June 30, 2015, were as follows:

Realized Gain (Loss)(2)

	Equity Contracts Risk	Total
Futures Contracts	$4,237,467	$4,237,467

Change in Appreciation (Depreciation)(3)

	Equity Contracts Risk	Total
Futures Contracts	$(3,037,956)	$(3,037,956)

(1)	Portfolio of Investments: Unrealized depreciation of futures contracts. Only unsettled receivable/payable for variation margin is reported within Statement of Assets and Liabilities.

(2)	Statement of Operations location: Net realized gain on: Futures contracts

(3)	Statement of Operations location: Change in net unrealized appreciation (depreciation) on: Futures contracts

The average notional value of futures outstanding during the six months ended June 30, 2015 was $55,106,053.

3.	Securities Transactions

For the six months ended June 30, 2015, purchases and sales of investment securities, excluding short-term investments, and futures contracts, aggregated to $121,356,796 and $21,401,770, respectively.

4.	Fees and Compensation Paid to Affiliates and Other Related Party Transactions

The Portfolio has entered into an Investment Advisory Agreement with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which SSGA FM directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations.

17

State Street Equity 500 Index Portfolio

Notes to Financial Statements — (continued)

June 30, 2015 (Unaudited)

Effective June 1, 2015, SSGA FM serves as Administrator and State Street serves as Sub-Administrator. The Trust has contracted with State Street to provide custody, sub-administration and transfer agent services to the Portfolio. In compensation for SSGA FM’s services as investment adviser and administrator and for State Street’s services as sub-administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees expense), State Street receives a unitary fee, calculated daily, at the annual rate of 0.045% of the Portfolio’s average daily net assets. Prior to June 1, 2015, State Street served as Administrator.

Transactions with Affiliates

The Portfolio invested in an affiliated company, State Street Corp. The Portfolio also invested in the State Street Institutional Liquid Reserves Fund. Amounts relating to these investments at June 30, 2015 and for the six months then ended are:

Security Description	Number of shares held at 12/31/14	Shares purchased for the six months ended 06/30/15	Shares sold for the six months ended 06/30/15	Number of shares held at 06/30/15	Value at 06/30/15	Income earned for the six months ended 06/30/15	Realized gain/loss on shares sold
State Street Corp.	62,947	3,700	–	66,647	$5,131,819	$42,654	$–
State Street Institutional Liquid Reserves Fund, Premier Class	91,116,189	159,235,675	192,203,950	58,147,914	58,147,914	29,853	–

5.	Trustees’ Fees

Independent Trustees are compensated on a calendar year basis. Any Trustee who is deemed to be an “interested person” (as defined in the 1940 Act) of the Portfolio does not receive compensation from the Portfolio for his or her service as a Trustee.

Each Independent Trustee receives for his or her services to the State Street Master Funds, State Street Institutional Investment Trust and SSGA Funds, a $141,500 annual base retainer in addition to $18,000 for each in-person meeting and $2,000 for each telephonic meeting from the Trust. The Trust will bear a pro rata allocation based on the Trust’s average monthly assets. The Co-Chairmen each receive an additional $44,000 annual retainer. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance. As of the date of this Report, the Trustees were not paid pension or retirement benefits as part of the Trust’s expenses.

The Trust’s officers are compensated by the Adviser and its affiliates.

6.	In-Kind Redemptions

On August 11, 2014, the State Street Equity 500 Index Fund redeemed its interest in the Portfolio in connection with a transfer of net assets to the State Street Equity 500 Index II Portfolio, a series of State Street Institutional Investment Trust. The transfer consisted of five hundred and three (503) securities totaling $387,955,841 at market value or 13% of the Portfolio and $2,852,336 in cash, and is disclosed in the Statement of Changes in Net Assets.

7.	Line of Credit

The Portfolio and other affiliated funds (each a “Participant” and, collectively, the “Participants”) share in a $300 million revolving credit facility provided by a syndication of banks. The Participants may borrow for the purpose of meeting shareholder redemption requests that otherwise might require the

18

State Street Equity 500 Index Portfolio

Notes to Financial Statements — (continued)

June 30, 2015 (Unaudited)

untimely disposition of securities. The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on net assets. Commitment fees are ordinary fund operating expenses and are paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1%. The Portfolio may borrow up to a maximum of 33 percent of its assets. The Portfolio had no outstanding loans during the period ended June 30, 2015.

19

State Street Equity 500 Index Portfolio

Other Information

June 30, 2015 (Unaudited)

Proxy	Voting Policies and Procedures and Record

Information regarding the Fund’s proxy voting policies and procedures, as well as information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

Quarterly	Portfolio Schedule

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-877-521-4083 (toll-free).

20

State Street Equity 500 Index Portfolio

Other Information — (continued)

June 30, 2015 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF

INVESTMENT ADVISORY AGREEMENTS1

Overview of the Contract Review Process

Under the Investment Company Act of 1940, an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.

Consistent with these requirements, the Independent Trustees on the Board of Trustees (the “Board”) of the State Street Master Funds and State Street Institutional Investment Trust (each a “Trust” and together, the “Trusts”), met in Executive Sessions on April 12-13, 2015 and May 18-19, 2015 to consider a proposal to approve, with respect to each portfolio series of the each Trust (each, a “Fund” and collectively, the “Funds”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully.2 The Independent Trustees were separately represented by co-counsel that is independent of the Adviser in connection with their consideration of approval of the Advisory Agreements. Following the April 12-13, 2015 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 18-19, 2015 meeting. The Independent Trustees considered, among other things, the following:

1 Over the course of more than 15 years, the Independent Trustees have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the “annual review process”). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the “special meeting”). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustee before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.

2 Certain Funds had either recently commenced operations or had yet to commence operations, and as such, the Advisory Agreement was not up for renewal with respect to such Funds.

21

State Street Equity 500 Index Portfolio

Other Information — (continued)

June 30, 2015 (Unaudited)

Information about Performance, Expenses and Fees

•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:

¡

Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2014, as applicable, to the performance of an appropriate benchmark for the Fund and a universe of other mutual funds with similar investment objectives and policies;

¡	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider;

¡	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five years, as applicable; and

¡	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•

Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds, as applicable; and

•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Funds (“Affiliated Service Providers”).

Information about Portfolio Management

•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;

•

Information concerning the allocation of brokerage and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of any research through “soft dollar” benefits received in connection with the Funds’ brokerage; and

•

Information regarding the procedures and processes used to value the assets of the Funds and the assistance provided to the administrator of the Funds by the Adviser in monitoring the effectiveness of such procedures and processes.

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser and its affiliates;

•	Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolios of the Funds;

•	A copy of each Code of Ethics adopted by the Adviser, together with information relating to compliance with and the administration of such Codes;

•	A copy of the Adviser’s proxy voting policies and procedures;

22

State Street Equity 500 Index Portfolio

Other Information — (continued)

June 30, 2015 (Unaudited)

•

Information concerning the resources devoted by the Adviser to overseeing compliance by the Funds and their service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Funds; and

•	A description of the business continuity and disaster recovery plans of the Adviser; and

•	Information regarding the Adviser’s risk management processes.

Other Relevant Information

•

Information concerning the nature, quality and cost of various non-investment management services provided to the Funds by affiliates of the Adviser, including the custodian, administrator, fund accountant, transfer agent and securities lending agent of the Funds, and the role of the Adviser in managing the Funds’ relationship with these service providers;

•	Copies of the Advisory Agreements and agreements with other service providers of the Funds;

•

Draft responses to letter dated March 11, 2015 from Joseph P. Barri, LLC (co-counsel along with the law firm of Sullivan & Worcester LLP (together, “Independent Counsel”) to the Independent Trustees reviewed prior to such date by Independent Counsel, requesting specific information, from each of:

¡

The Adviser, with respect to its operations relating to the Funds and its approximate profit margins before taxes from such operations for the Funds’ last fiscal year; and the relevant operations of other affiliated service providers to the Funds, together with their approximate profit margins from such relevant operations for the Funds’ last fiscal year;

¡

State Street Bank and Trust Company (“State Street”), the sub-administrator, administrator, custodian, transfer agent, securities lending agent, and/or shareholder services, as applicable, for the Funds, with respect to its operations relating to the Funds; and

¡

State Street Global Markets, LLC, the principal underwriter and distributor of the shares of the Funds (the “Distributor”), with respect to its operations relating to the Funds, together with the Funds’ related distribution plans and arrangements under SEC Rule 12b-1;

•

Information from the Adviser, State Street and the Distributor with respect to State Street Master Funds and State Street Institutional Investment Trust providing any material changes to the previous information supplied in response to the letter dated March 11, 2015 from Joseph P. Barri, LLC prior to the Executive Sessions of the Board on May 18-19, 2015.

•

Excerpts from the Funds’ most recent prospectuses, statements of additional information and respective annual reports for the fiscal year ended August 31, 2014 or December 31, 2014, as applicable. including (i) the latest prospectus descriptions of the Fund’s investment objectives, strategies and authorized investment techniques and investments; and (ii) the latest Annual Shareholder Report for the Fund, including Portfolio Management Discussion of Performance, as prepared by its portfolio management team, together with a graphic comparison of the performance of the Fund with its benchmark index, for its fiscal year ended August 31, 2014 or December 31, 2014, as applicable;

23

State Street Equity 500 Index Portfolio

Other Information — (continued)

June 30, 2015 (Unaudited)

•	Lipper materials dated March 2015, circulated to the Independent Trustees and to Independent Counsel, with respect to the Funds for which such materials were then available; and

•	A summary of the foregoing materials prepared by Independent Counsel.

In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Funds throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Funds and the investment strategies used in pursuing the Fund’s investment objective.

The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 18-19. 2015 the Board, including a majority of the Independent Trustees, voted to approve the adoption of, as applicable, and the continuation of the Advisory Agreements effective June 1, 2015, for an additional year with respect to all Funds.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory Agreements, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various Funds that invest primarily in equity securities. With respect to those Funds that invest primarily in fixed-income securities, the Board considered the extensive experience and resources committed by the Adviser to the evaluation of credit, interest-rate and currency risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management.

The Board reviewed the compliance programs of the Adviser and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of

24

State Street Equity 500 Index Portfolio

Other Information — (continued)

June 30, 2015 (Unaudited)

proxies. The Board also considered the role of the Adviser in monitoring the Fund’s securities lending activities.

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide, high quality investment management and related services for the Funds.

Fund Performance

The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2014 by evaluating the performance of the Fund’s feeder fund.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of the operational Fund is satisfactory or better (a) by comparison to the performance of its peer group funds or (b) after considering steps taken by management to improve the performance of certain Funds.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered each Fund’s management fee and total expense ratio (both before and after giving effect to any expense caps), as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of various Funds to limit the total expenses borne by shareholders of such Funds. On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of each Fund compare favorably to the fees and expenses of similar mutual funds and are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all Funds as a group. The Board considered other direct and indirect benefits received by the Adviser and the Affiliated Service Providers in connection with their relationships with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Funds and other investment advisory clients, together with the ranges of profitability of each of the Affiliated Service Providers with respect to their services to the Funds.

The Board concluded that the profitability of the Adviser with respect to the Funds, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Funds, were reasonable in relation to the services provided.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and all Funds as a group, on the other hand, can

25

State Street Equity 500 Index Portfolio

Other Information — (continued)

June 30, 2015 (Unaudited)

expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific Fund or the Funds taken as a whole. The Board concluded that, in light of the current size of the Fund and all Funds as a group, the level of profitability of the Adviser and its affiliates with respect to the Fund and all Funds as a group over various time periods, and the comparatively low management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any Fund at this time.

Conclusions

In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the respective Advisory Agreement.

Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its respective shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

26

Trustees

William L. Boyan

Gregory A. Ehret

Michael F. Holland

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Equity 500 Index Portfolio State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206	SSITEQSAR IBG-16231

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committees of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a) Schedule of Investments is included as part of Item 1 of this Form N-CSR.

(b) Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Board of Trustees approved an Amended and Restated Nominating Committee Charter (the “Charter”) at their February 13, 2014 Board Meeting. The Charter contains procedures related to how shareholders are to submit recommendations for Trustee candidates to the Trusts. Those procedures are as follows:

Procedures for Shareholders to Submit Nominee Candidates

(As of February 13, 2014)

A shareholder of the Trust, or of any series thereof, if applicable, must follow the following procedures in order to submit properly a nominee recommendation for the Nominating Committee’s consideration.

1.	The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust.

2.	The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than sixty (60) calendar days nor more than ninety (90) calendar days prior to the date of the Board or shareholder meeting at which the nominee candidate would be considered for election. Shareholder Recommendations will be kept on file for two years after receipt of the Shareholder Recommendation. A Shareholder Recommendation considered by the Nominating Committee in connection with the Nominating Committee’s nomination of any candidate(s) for appointment or election as an independent Trustee need not be considered again by the Nominating Committee in connection with any subsequent nomination(s).

3.

The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”), and the names and addresses of at least three professional references; (B) the number of all shares of the Trust (including the series and class, if applicable) owned of record or beneficially by the candidate, the date such shares were acquired and the investment intent of such acquisition(s), as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the Securities and Exchange Commission (or the corresponding provisions of any applicable regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency with jurisdiction related to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder or any other applicable law or regulation; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an “interested person,” information regarding the candidate that will be sufficient, in the discretion of the Board or the Nominating Committee, for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the number of all shares of the Trust (including the series and class, if applicable) owned beneficially and of record by the recommending shareholder; (v) a complete description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder including, without limitation, all direct and indirect compensation and other material monetary agreements, arrangements and understandings between the candidate and recommending shareholder during the past three years, and (vi) a brief description of the candidate’s relevant background and experience for membership on the Board, such as qualification as an audit committee financial expert.

4.	The Nominating Committee may require the recommending shareholder to furnish such other information as it may reasonably require or deem necessary to verify any information furnished pursuant to paragraph 3 above or to determine the eligibility of the candidate to serve as a Trustee of the Trust or to satisfy applicable law. If the recommending shareholder fails to provide such other information in writing within seven days of receipt of a written request from the Nominating Committee, the recommendation of such candidate as a nominee will be deemed not properly submitted for consideration, and the Nominating Committee will not be required to consider such candidate.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Trust’s second fiscal quarter of the period covered by this Form N-CSR filing that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

(a)(2) Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3) Not applicable to the Registrant.

(b) Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	STATE STREET MASTER FUNDS

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	September 8, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	September 8, 2015

By:	/s/ Chad Hallett
Chad Hallett
Treasurer (Principal Financial and Accounting Officer)

Date:	September 8, 2015